UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594
Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.
Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	12/31/2025
Date of reporting period:	12/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Short-Term Corporate Bond Fund
Class A:
PBSMX
ANNUAL
SHAREHOLDER REPORT
– December 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Short-Term Corporate Bond Fund (the “Fund”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class A	$73	0.71%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the curve bull steepened (i.e., short-term rates declined more than long-term rates), while short-term credit spreads tightened modestly. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis-point interest rate cuts in September, October, and December as economic data indicated further softening in the labor market. (One basis point equals 0.01%.) Short-term credit, as measured by the Bloomberg 1–5 Year US Credit Index (the “Index”),
underperformed the broader credit market, generating total and excess returns of 6.74% and 0.99%, respectively.
■
The following contributed most to the Fund’s performance relative to the Index during the period: security selection in US investment-grade corporates, AAA collateralized loan obligations (CLO), and US high-yield corporates; an overweight to the AAA CLO sector and an underweight to the sovereign credit sector; credit positioning in the media & entertainment, banking, automotives, chemicals, consumer non-cyclicals, and gaming/lodging/leisure; and having more risk over the period, on average, than the Index from a market perspective.
■
The following detracted most from the Fund’s performance relative to the Index during the period: positioning in the US investment-grade corporate sector and an underweight to the emerging-market investment grade sector.
■
During the period, the Fund
utilized
derivatives in the form of total return and credit default swaps to manage credit risk, as well as interest rate swaps, financial futures, options, and forwards to help manage yield curve exposure. Overall, the use of these derivatives had a positive impact on the Fund’s performance.
MF140EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 12/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	4.00%	1.53%	2.38%
Class A without sales charges	6.39%	1.99%	2.62%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg 1-5 Year US Credit Index	6.74%	2.15%	2.84%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2025?

Fund’s net assets	$ 8,380,152,949
Number of fund holdings	626
Total advisory fees paid for the year	$ 29,302,188
Portfolio turnover rate for the year	50%
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 12/31/2025?

Credit Quality expressed as a percentage of total investments as of 12/31/2025 (%)
AAA	8.4
AA	13.1
A	28.3
BBB	46.4
BB	1.5
Not Rated	0.1
Cash/Cash Equivalents	2.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	A
NASDAQ	PBSMX
CUSIP	74441R102
MF140EA

PGIM Short-Term Corporate Bond Fund
Class C:
PIFCX
ANNUAL SHAREHOLDER REPORT – December 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM
Short-Term Corporate Bond Fund (the “Fund”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE
FUND COSTS
FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class C	$153	1.49%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the curve bull steepened (i.e., short-term rates declined more than long-term rates), while short-term credit spreads tightened modestly. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis-point interest rate cuts in September, October, and December as economic data indicated further softening in the labor market. (One basis point equals 0.01%.) Short-term credit, as measured by the Bloomberg 1–5 Year US Credit Index (the “Index”),
underperformed the broader credit market, generating total and excess returns of 6.74% and 0.99%, respectively.
■
The following contributed most to the Fund’s performance relative to the Index during the period: security selection in US investment-grade corporates, AAA collateralized loan obligations (CLO), and US high-yield corporates; an overweight to the AAA CLO sector and an underweight to the sovereign credit sector; credit positioning in the media & entertainment, banking, automotives, chemicals, consumer non-cyclicals, and gaming/lodging/leisure; and having more risk over the period, on average, than the Index from a market perspective.
■
The following detracted most from the Fund’s performance relative to the Index during the period: positioning in the US investment-grade corporate sector and an underweight to the emerging-market investment grade sector.
■
During the period,
the
Fund utilized derivatives in the form of total return and credit default swaps to manage credit risk, as well as interest rate swaps, financial futures, options, and forwards to help manage yield curve exposure. Overall, the use of these derivatives had a positive impact on the Fund’s performance.
MF140EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 12/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	4.57%	1.21%	1.86%
Class C without sales charges	5.57%	1.21%	1.86%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg 1-5 Year US Credit Index	6.74%	2.15%	2.84%
*The Fund compares its performance against this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2025?

Fund’s net assets	$ 8,380,152,949
Number of fund holdings	626
Total advisory fees paid for the year	$ 29,302,188
Portfolio turnover rate for the year	50%
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 12/31/2025?

Credit Quality expressed as a percentage of total investments as of 12/31/2025 (%)
AAA	8.4
AA	13.1
A	28.3
BBB	46.4
BB	1.5
Not Rated	0.1
Cash/Cash Equivalents	2.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	C
NASDAQ	PIFCX
CUSIP	74441R300
MF140EC

PGIM Short-Term Corporate Bond Fund
Class R:
JDTRX
ANNUAL SHAREHOLDER REPORT – December 31, 2025
This annual shareholder report contains
important information
about the Class R shares of PGIM Short-Term Corporate Bond Fund (the “Fund”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R	$108	1.05%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the curve bull steepened (i.e., short-term rates declined more than long-term rates), while short-term credit spreads tightened modestly. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis-point interest rate cuts in September, October, and December as economic data indicated further softening in the labor market. (One basis point equals 0.01%.) Short-term credit, as measured by the Bloomberg 1–5 Year US Credit Index (the “Index”),
underperformed the broader credit market, generating total and excess returns of 6.74% and 0.99%, respectively.
■
The following contributed most to the Fund’s performance relative to the Index during the period: security selection in US investment-grade corporates, AAA collateralized loan obligations (CLO), and US high-yield corporates; an overweight to the AAA CLO sector and an underweight to the sovereign credit sector; credit positioning in the media & entertainment, banking, automotives, chemicals, consumer non-cyclicals, and gaming/lodging/leisure; and having more risk over the period, on average, than the Index from a market perspective.
■
The following detracted most from the Fund’s performance relative to the Index during the period: positioning in the US investment-grade corporate sector and an underweight to the emerging-market investment grade sector.
■
During the period, the
Fund
utilized derivatives in the form of total return and credit default swaps to manage credit risk, as well as interest rate swaps, financial futures, options, and forwards to help manage yield curve exposure. Overall, the use of these derivatives had a positive impact on the Fund’s performance.
MF140ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 12/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	6.04%	1.65%	2.30%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg 1-5 Year US Credit Index	6.74%	2.15%	2.84%
*The Fund compares its performance against this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2025?

Fund’s net assets	$ 8,380,152,949
Number of fund holdings	626
Total advisory fees paid for the year	$ 29,302,188
Portfolio turnover rate for the year	50%
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 12/31/2025?

Credit Quality expressed as a percentage of total investments as of 12/31/2025 (%)
AAA	8.4
AA	13.1
A	28.3
BBB	46.4
BB	1.5
Not Rated	0.1
Cash/Cash Equivalents	2.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	R
NASDAQ	JDTRX
CUSIP	74441R409
MF140ER

PGIM Short-Term Corporate Bond Fund
Class Z:
PIFZX
ANNUAL SHAREHOLDER REPORT – December 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM
Short-Term Corporate Bond Fund (the “Fund”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class Z	$49	0.47%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the curve bull steepened (i.e., short-term rates declined more than long-term rates), while short-term credit spreads tightened modestly. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis-point interest rate cuts in September, October, and December as economic data indicated further softening in the labor market. (One basis point equals 0.01%.) Short-term credit, as measured by the Bloomberg 1–5 Year US Credit Index (the “Index”),
underperformed the broader credit market, generating total and excess returns of 6.74% and 0.99%, respectively.
■
The following contributed most to the Fund’s performance relative to the Index during the period: security selection in US investment-grade corporates, AAA collateralized loan obligations (CLO), and US high-yield corporates; an overweight to the AAA CLO sector and an underweight to the sovereign credit sector; credit positioning in the media & entertainment, banking, automotives, chemicals, consumer non-cyclicals, and gaming/lodging/leisure; and having more risk over the period, on average, than the Index from a market perspective.
■
The following detracted most from the Fund’s performance relative to the Index during the period: positioning in the US investment-grade corporate sector and an underweight to the emerging-market investment grade sector.
■
During the period, the Fund
utilized
derivatives in the form of total return and credit default swaps to manage credit risk, as well as interest rate swaps, financial futures, options, and forwards to help manage yield curve exposure. Overall, the use of these derivatives had a positive impact on the Fund’s performance.
MF140EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 12/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	6.65%	2.22%	2.87%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg 1-5 Year US Credit Index	6.74%	2.15%	2.84%
*The Fund compares its performance against this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2025?

Fund’s net assets	$ 8,380,152,949
Number of fund holdings	626
Total advisory fees paid for the year	$ 29,302,188
Portfolio turnover rate for the year	50%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2025?

Credit Quality expressed as a percentage of total investments as of 12/31/2025 (%)
AAA	8.4
AA	13.1
A	28.3
BBB	46.4
BB	1.5
Not Rated	0.1
Cash/Cash Equivalents	2.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	Z
NASDAQ	PIFZX
CUSIP	74441R508
MF140EZ

PGIM Short-Term Corporate Bond Fund
Class R2:
PIFEX
ANNUAL SHAREHOLDER REPORT – December 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Short-Term Corporate Bond Fund (the “Fund”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional
information
about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R2	$91	0.88%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the curve bull steepened (i.e., short-term rates declined more than long-term rates), while short-term credit spreads tightened modestly. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis-point interest rate cuts in September, October, and December as economic data indicated
further softening in the labor
market. (One basis point equals 0.01%.) Short-term credit, as measured by the Bloomberg 1–5 Year US Credit Index (the “Index”),
underperformed the broader credit market, generating total and excess returns of 6.74% and 0.99%, respectively.
■
The following contributed most to the Fund’s performance relative to the Index during the period: security selection in US investment-grade corporates, AAA collateralized loan obligations (CLO), and US high-yield corporates; an overweight to the AAA CLO sector and an underweight to the sovereign credit sector; credit positioning in the media & entertainment, banking, automotives, chemicals, consumer non-cyclicals, and gaming/lodging/leisure; and having more risk over the period, on average, than the Index from a market perspective.
■
The following detracted most from the Fund’s performance relative to the Index during the period: positioning in the US investment-grade corporate sector and an underweight to the emerging-market investment grade sector.
■
During the period, the Fund utilized derivatives in the form of total return and credit default swaps to manage credit risk, as well as interest rate swaps, financial futures, options, and forwards to help
manage
yield curve exposure. Overall, the use of these derivatives had a positive impact on the Fund’s performance.
MF140ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 12/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	6.21%	1.80%	2.56% (12/27/2017)
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	1.74%
Bloomberg 1-5 Year US Credit Index	6.74%	2.15%	2.94%

*The Fund compares its performance against this broad-based index in response to regulatory
requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2025?

Fund’s net assets	$ 8,380,152,949
Number of fund holdings	626
Total advisory fees paid for the year	$ 29,302,188
Portfolio turnover rate for the year	50%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2025?

Credit Quality expressed as a percentage of total investments as of 12/31/2025 (%)
AAA	8.4
AA	13.1
A	28.3
BBB	46.4
BB	1.5
Not Rated	0.1
Cash/Cash Equivalents	2.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	R2
NASDAQ	PIFEX
CUSIP	74441R805
MF140ER2

PGIM Short-Term Corporate Bond Fund
Class R4:
PIFGX
ANNUAL SHAREHOLDER REPORT – December 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM
Short-Term Corporate Bond Fun
d (the “Fund”)
for the period of January 1, 2025 to December 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS
FOR
THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R4	$65	0.63%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the curve bull steepened (i.e., short-term rates declined more than long-term rates), while short-term credit spreads tightened modestly. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis-point interest rate cuts in September, October, and December as economic data indicated further softening in the labor market. (One basis point equals 0.01%.) Short-term credit, as measured by the Bloomberg 1–5 Year US Credit Index (the “Index”),
underperformed the broader credit market, generating total and excess returns of 6.74% and 0.99%, respectively.
■
The following contributed most to the Fund’s performance relative to the Index during the period: security selection in US investment-grade corporates, AAA collateralized loan obligations (CLO), and US high-yield corporates; an overweight to the AAA CLO sector and an underweight to the sovereign credit sector; credit positioning in the media & entertainment, banking, automotives, chemicals, consumer non-cyclicals, and gaming/lodging/leisure; and having more risk over the period, on average, than the Index from a market perspective.
■
The following detracted most from the Fund’s performance relative to the Index during the period: positioning in the US investment-grade corporate sector and an underweight to the emerging-market investment grade sector.
■
During the period, the Fund utilized derivatives in the form of total return and credit default swaps to manage credit risk, as well as interest rate swaps, financial futures, options, and forwards to help manage yield curve exposure. Overall, the use of these derivatives had a positive impact on the Fund’s performance.
MF140ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 12/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	6.47%	2.07%	2.82% (12/27/2017)
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	1.74%
Bloomberg 1-5 Year US Credit Index	6.74%	2.15%	2.94%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal
years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2025?

Fund’s net assets	$ 8,380,152,949
Number of fund holdings	626
Total advisory fees paid for the year	$ 29,302,188
Portfolio turnover rate for the year	50%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2025?

Credit Quality expressed as a percentage of total investments as of 12/31/2025 (%)
AAA	8.4
AA	13.1
A	28.3
BBB	46.4
BB	1.5
Not Rated	0.1
Cash/Cash Equivalents	2.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	R4
NASDAQ	PIFGX
CUSIP	74441R888
MF140ER4

PGIM Short-Term Corporate Bond Fund
Class R6:
PSTQX
ANNUAL SHAREHOLDER REPORT – December 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Short-Term Corporate Bond Fund (the “Fund”)
for the period of January 1, 2025 to
December
31, 2025.
You can find additional information about the Fund at
pgim.com/investments/
mutual
-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR
THE LAST
YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R6	$39	0.38%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the curve bull steepened (i.e., short-term rates declined more than long-term rates), while short-term credit spreads tightened modestly. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis-point interest rate cuts in September, October, and December as economic data indicated further softening in the labor market. (One basis point equals 0.01%.) Short-term credit, as measured by the Bloomberg 1–5 Year US Credit Index (the “Index”),
underperformed the broader credit market, generating total and excess returns of 6.74% and 0.99%, respectively.
■
The following contributed most to the Fund’s performance relative to the Index during the period: security selection in US investment-grade corporates, AAA collateralized loan obligations (CLO), and US high-yield corporates; an overweight to the AAA CLO sector and an underweight to the sovereign credit sector; credit positioning in the media & entertainment, banking, automotives, chemicals, consumer non-cyclicals, and gaming/lodging/leisure; and having more risk over the period, on average, than the Index from a market perspective.
■
The following detracted most from the Fund’s performance relative to the Index during the period: positioning in the US investment-grade corporate sector and an underweight to the emerging-market investment grade sector.
■
During the period, the Fund utilized derivatives in the form of total return and credit default swaps to manage credit risk, as well as interest rate swaps, financial futures, options, and forwards to help manage yield curve exposure. Overall, the use of these derivatives had a positive impact on the Fund’s performance.
MF140ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 31, 2015 to December 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 12/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	6.74%	2.31%	2.97%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg 1-5 Year US Credit Index	6.74%	2.15%	2.84%
*The Fund compares its performance against this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2025?

Fund’s net assets	$ 8,380,152,949
Number of fund holdings	626
Total advisory fees paid for the year	$ 29,302,188
Portfolio turnover rate for the year	50%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2025?

Credit Quality expressed as a percentage of total investments as of 12/31/2025 (%)
AAA	8.4
AA	13.1
A	28.3
BBB	46.4
BB	1.5
Not Rated	0.1
Cash/Cash Equivalents	2.2
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	R6
NASDAQ	PSTQX
CUSIP	74441R607
MF140ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $44,766 and $43,044, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2025 and December 31, 2024: none.

(c)	Tax Fees

For the fiscal years ended December 31, 2025 and December 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended December 31, 2025 and December 31, 2024: none.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e)	(2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended December 31, 2025 and December 31, 2024 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

PGIM Short-Term Corporate Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

DECEMBER 31, 2025

Table of Contents	Financial Statements and Other Information	December 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Short-Term Corporate Bond Fund	1

Notes to Financial Statements	39

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of December 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 96.0%

ASSET-BACKED SECURITIES 6.4%

Collateralized Loan Obligations

AGL CLO Ltd. (United Kingdom),
Series 2022-22A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.074%(c)	01/20/37	25,300	$25,298,378
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2024-30A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.184(c)	01/20/37	31,100	31,107,775
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.184(c)	11/27/31	7,504	7,505,697
Series 2018-11A, Class A1L, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	5.220(c)	07/26/31	244	243,895
CarVal CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.020% (Cap N/A, Floor 1.020%)	4.904(c)	04/20/32	36,815	36,810,271
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.004(c)	04/20/34	50,000	50,003,235
ICG US CLO Ltd. (Cayman Islands),
Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.984(c)	01/20/35	58,800	58,747,897
LCM Ltd. (Cayman Islands),
Series 39A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.245(c)	10/15/34	48,400	48,416,369
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.918(c)	05/21/34	40,000	39,989,328
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.005(c)	07/15/31	3,485	3,483,236
Sixth Street CLO Ltd. (Cayman Islands),
Series 2017-08A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.034(c)	10/20/34	45,000	45,010,377
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.190(c)	01/26/31	712	712,368
Series 2013-03RA, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.296(c)	04/18/31	6,578	6,582,066
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.191(c)	10/23/31	10,882	10,885,930
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	4.934(c)	04/20/34	40,000	39,953,936
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.074(c)	01/20/37	44,851	44,872,977
Trinitas CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.095(c)	07/15/34	40,000	40,001,044
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.994(c)	10/20/34	25,000	24,979,025
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.223(c)	10/17/32	19,370	19,370,915

TOTAL ASSET-BACKED SECURITIES (cost $534,032,956)				533,974,719

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.5%
Benchmark Mortgage Trust,
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	21,473	21,114,556
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3	2.575	08/10/49	10,192	10,142,211
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	2,399	2,392,441
Series 2016-C32, Class ASB	3.514	12/15/49	1,475	1,468,656
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	9,330	9,279,615

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $45,978,984)				44,397,479

CORPORATE BONDS 87.0%

Aerospace & Defense 1.6%
BAE Systems Finance, Inc. (United Kingdom),
Gtd. Notes, 144A	7.500	07/01/27	5,463	5,743,649

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 1

Schedule of Investments (continued)

as of December 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	5.125%	03/26/29	7,755	$7,970,103
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	16,700	16,669,020
Sr. Unsec’d. Notes	2.700	02/01/27	37,574	37,029,785
Sr. Unsec’d. Notes	2.950	02/01/30	10,430	9,884,061
Sr. Unsec’d. Notes	3.250	02/01/28	27,812	27,342,408
Sr. Unsec’d. Notes	3.625	02/01/31	4,745	4,559,616
Sr. Unsec’d. Notes	5.150	05/01/30	5,173	5,315,484
Sr. Unsec’d. Notes	6.298	05/01/29	5,210	5,533,590
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	4.400	06/15/28	4,720	4,756,482
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes	3.850	06/15/26	12,300	12,217,088

				137,021,286

Agriculture 2.2%
Altria Group, Inc.,
Gtd. Notes	4.500	08/06/30	7,616	7,668,098
Gtd. Notes	4.875	02/04/28	4,735	4,813,966
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes	3.250	03/27/30	17,863	17,256,313
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	5,000	4,810,513
Gtd. Notes	4.700	04/02/27	8,054	8,106,069
Gtd. Notes	5.834	02/20/31	8,995	9,538,088
Bunge Ltd. Finance Corp.,
Gtd. Notes	2.750	05/14/31	11,705	10,750,471
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	10/23/30	7,935	7,901,722
Sr. Unsec’d. Notes, 144A, MTN	7.410	06/18/27	5,697	5,932,278
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	6.125	07/27/27	12,610	12,968,534
Gtd. Notes, 144A, MTN	5.500	02/01/30	10,845	11,215,623
Philip Morris International, Inc.,
Sr. Unsec’d. Notes(a)	3.125	03/02/28	1,790	1,760,964
Sr. Unsec’d. Notes	4.000	10/29/30	8,550	8,467,859
Sr. Unsec’d. Notes	4.375	11/01/27	28,750	29,012,121
Sr. Unsec’d. Notes	4.875	02/15/28	11,054	11,262,054
Sr. Unsec’d. Notes	5.125	11/17/27	7,685	7,852,052
Sr. Unsec’d. Notes	5.125	02/13/31	11,550	11,966,881
Sr. Unsec’d. Notes	5.250	09/07/28	8,521	8,794,355

				180,077,961

Airlines 1.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	54,560	54,785,196
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.375	11/15/28	8,595	8,612,171
Sr. Unsec’d. Notes	5.125	06/15/27	7,215	7,304,897
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates(a)	4.000	10/11/27	2,573	2,572,995
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	12,515	12,507,901
Sr. Sec’d. Notes, 144A	4.625	04/15/29	4,540	4,514,960

				90,298,120

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Apparel 0.2%

Gildan Activewear, Inc. (Canada),
Gtd. Notes, 144A	4.700%	10/07/30		18,544	$18,460,678
PVH Corp.,
Sr. Unsec’d. Notes(a)	5.500	06/13/30		1,260	1,281,219

					19,741,897

Auto Manufacturers 3.6%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	5.050	03/21/30		15,578	15,989,149
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26		59,449	58,798,051
Sr. Unsec’d. Notes	2.900	02/16/28		13,000	12,513,257
Sr. Unsec’d. Notes	4.271	01/09/27		9,430	9,384,403
Sr. Unsec’d. Notes	5.800	03/08/29		8,000	8,174,938
Sr. Unsec’d. Notes	5.875	11/07/29		3,350	3,438,233
Sr. Unsec’d. Notes	6.798	11/07/28		5,000	5,241,962
Sr. Unsec’d. Notes	6.950	03/06/26		2,200	2,203,980
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.500	06/10/26		9,390	9,277,255
Sr. Unsec’d. Notes	2.350	02/26/27		2,590	2,537,992
Sr. Unsec’d. Notes	2.400	04/10/28		6,627	6,380,052
Sr. Unsec’d. Notes	2.400	10/15/28		23,040	21,967,832
Sr. Unsec’d. Notes	4.900	10/06/29		9,220	9,366,585
Sr. Unsec’d. Notes, SOFR + 1.290%	5.284(c)	01/07/30		13,500	13,492,731
Sr. Unsec’d. Notes	5.350	07/15/27		5,188	5,279,763
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.275	06/24/27		16,850	17,128,742
Sr. Unsec’d. Notes, 144A	6.100	09/21/28		10,000	10,461,388
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26		15,000	14,622,281
Sr. Unsec’d. Notes, 144A, MTN(a)	5.300	09/13/27		6,590	6,616,007
Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28		5,220	5,216,965
Stellantis Finance US, Inc.,
Gtd. Notes, 144A(a)	5.350	03/17/28		7,435	7,575,807
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes(k)	4.800	05/15/30		16,485	16,905,494
Sr. Unsec’d. Notes, MTN	4.950	01/09/30		4,993	5,143,263
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.850	09/11/30		3,245	3,270,862
Gtd. Notes, 144A	4.950	08/15/29		6,790	6,861,108
Gtd. Notes, 144A(a)	5.250	03/22/29		2,810	2,864,772
Gtd. Notes, 144A	5.300	03/22/27		14,260	14,429,934
Gtd. Notes, 144A	5.350	03/27/30		4,565	4,685,100
Gtd. Notes, 144A	5.650	03/25/32		2,265	2,348,681

					302,176,587

Auto Parts & Equipment 0.0%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes(a)	6.875(ff)	12/15/54		2,255	2,331,106

Banks 21.7%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30		7,200	7,442,669
Sr. Non-Preferred Notes	5.565	01/17/30		17,400	18,113,327
Sr. Preferred Notes	5.439	07/15/31		16,600	17,444,347
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30	(oo)	26,810	27,172,849
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		63,500	62,681,637
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		32,800	31,275,813

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 3

Schedule of Investments (continued)

as of December 31, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, Series N	1.658%(ff)	03/11/27		25,520	$25,396,060
Bank of Montreal (Canada),
Jr. Sub. Notes, Series 6	6.875(ff)	11/26/85		7,175	7,395,879
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes	7.350(ff)	04/27/85		6,790	7,017,393
Jr. Sub. Notes, Series 2	3.625(ff)	10/27/81		50,000	48,128,105
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27		18,680	18,380,184
Sr. Unsec’d. Notes	4.476(ff)	11/11/29		19,000	19,062,742
Sr. Unsec’d. Notes	4.942(ff)	09/10/30		9,620	9,780,413
Sr. Unsec’d. Notes	5.501(ff)	08/09/28		2,320	2,368,952
Sr. Unsec’d. Notes	6.496(ff)	09/13/27		16,810	17,070,784
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29		6,595	6,230,244
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32		11,555	10,536,464
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	5.389(ff)	05/28/31		20,335	20,874,494
Sr. Non-Preferred Notes, 144A	5.876(ff)	01/14/31		3,175	3,312,493
Canadian Imperial Bank of Commerce (Canada),
Jr. Sub. Notes	6.950(ff)	01/28/85		25,145	25,710,763
Citibank NA,
Sr. Unsec’d. Notes	4.914	05/29/30		25,035	25,754,601
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31	(oo)	3,135	3,178,113
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30	(oo)	33,920	34,380,378
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30	(oo)	3,390	3,466,154
Sr. Unsec’d. Notes	1.462(ff)	06/09/27		26,450	26,139,309
Sr. Unsec’d. Notes	3.057(ff)	01/25/33		18,715	17,137,141
Sr. Unsec’d. Notes	4.503(ff)	09/11/31		22,380	22,440,472
Sr. Unsec’d. Notes	4.952(ff)	05/07/31		24,930	25,453,532
Sub. Notes	4.450	09/29/27		8,160	8,212,186
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30		36,045	37,609,958
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN	4.631(ff)	09/11/28		8,535	8,597,733
Sr. Non-Preferred Notes, 144A, MTN	4.818(ff)	09/25/33		8,785	8,769,892
Sr. Non-Preferred Notes, 144A, MTN	5.222(ff)	05/27/31		10,150	10,420,955
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30		7,280	7,333,868
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.552(ff)	01/07/28		21,247	20,877,264
Sr. Non-Preferred Notes, SOFR + 1.219%	5.026(c)	11/16/27		4,625	4,631,081
Sr. Non-Preferred Notes	5.297(ff)	05/09/31		14,950	15,298,831
Sr. Non-Preferred Notes	5.373(ff)	01/10/29		14,010	14,295,580
Sub. Notes	3.729(ff)	01/14/32		5,388	5,083,077
First Horizon Corp.,
Sr. Unsec’d. Notes	5.514(ff)	03/07/31		5,790	5,982,565
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26	(oo)	16,130	15,893,082
Jr. Sub. Notes, Series X(a)	7.500(ff)	05/10/29	(oo)	5,210	5,514,146
Sr. Unsec’d. Notes	1.542(ff)	09/10/27		48,420	47,577,288
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		5,120	4,668,950
Sr. Unsec’d. Notes	3.615(ff)	03/15/28		6,630	6,591,807
Sr. Unsec’d. Notes	3.814(ff)	04/23/29		6,155	6,118,282
Sr. Unsec’d. Notes	4.369(ff)	10/21/31		21,670	21,624,958
Sr. Unsec’d. Notes	5.207(ff)	01/28/31		11,715	12,098,657
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.804(ff)	05/24/32		33,670	30,786,441
Sr. Unsec’d. Notes(a)	4.619(ff)	11/06/31		13,755	13,792,123

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

HSBC Holdings PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes	4.899%(ff)	03/03/29		5,750	$5,827,179
Sr. Unsec’d. Notes	5.210(ff)	08/11/28		900	915,034
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29		26,769	28,074,298
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%(a)	6.695(c)	02/01/26	(oo)	11,600	11,647,006
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.406(c)	04/01/26	(oo)	5,225	5,233,539
Sr. Unsec’d. Notes	1.470(ff)	09/22/27		39,288	38,564,412
Sr. Unsec’d. Notes	4.255(ff)	10/22/31		27,595	27,503,003
Sr. Unsec’d. Notes	4.995(ff)	07/22/30		32,810	33,678,857
Sr. Unsec’d. Notes	5.299(ff)	07/24/29		25,000	25,732,898
Sr. Unsec’d. Notes	5.581(ff)	04/22/30		25,605	26,709,622
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A	4.454(ff)	09/23/31		26,600	26,496,460
KeyBank NA,
Sub. Notes	6.950	02/01/28		8,600	9,032,192
KeyCorp,
Sr. Unsec’d. Notes, GMTN(a)	5.121(ff)	04/04/31		5,766	5,921,762
Sr. Unsec’d. Notes, MTN	4.100	04/30/28		9,513	9,522,174
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.538(ff)	07/20/27		25,830	25,457,314
Sr. Unsec’d. Notes	4.527(ff)	09/12/31		20,945	21,051,103
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.869(ff)	09/13/30		24,524	23,275,905
Sr. Unsec’d. Notes	4.711(ff)	07/08/31		10,815	10,935,890
Morgan Stanley,
Sr. Unsec’d. Notes	4.654(ff)	10/18/30		3,420	3,460,560
Sr. Unsec’d. Notes	5.192(ff)	04/17/31		28,250	29,122,833
Sr. Unsec’d. Notes	6.407(ff)	11/01/29		5,240	5,552,909
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31		28,375	26,626,978
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		37,081	32,535,446
Sr. Unsec’d. Notes, MTN	2.475(ff)	01/21/28		29,305	28,835,676
Sr. Unsec’d. Notes, MTN	5.164(ff)	04/20/29		24,090	24,633,599
Sr. Unsec’d. Notes, MTN, Series I	4.356(ff)	10/22/31		28,390	28,301,071
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes	4.952(ff)	01/14/28		13,180	13,300,193
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes	4.466(ff)	07/06/28		24,000	24,161,476
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250	03/13/28		15,795	16,630,398
Royal Bank of Canada (Canada),
Jr. Sub. Notes(a)	7.500(ff)	05/02/84		20,000	21,200,000
Sr. Unsec’d. Notes, MTN(a)	4.305(ff)	11/03/31		20,640	20,528,201
Sr. Unsec’d. Notes, MTN	4.696(ff)	08/06/31		20,690	20,928,578
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	4.320(ff)	09/22/29		5,985	5,987,855
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32		4,225	3,815,244
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33		23,725	21,631,060
Sr. Non-Preferred Notes, 144A(a)	5.519(ff)	01/19/28		10,000	10,122,972
Sr. Non-Preferred Notes, 144A, MTN	5.249(ff)	05/22/29		7,100	7,236,709
State Street Corp.,
Jr. Sub. Notes	6.450(ff)	09/15/30	(oo)	10,000	10,336,805
Sr. Unsec’d. Notes	4.729	02/28/30		15,115	15,473,512
Sr. Unsec’d. Notes	4.834	04/24/30		9,755	10,044,836
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.902	09/17/28		18,905	17,847,256
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes(a)	6.350(ff)	10/31/85		6,175	6,244,663

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 5

Schedule of Investments (continued)

as of December 31, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada), (cont’d.)
Jr. Sub. Notes	7.250%(ff)	07/31/84		10,165	$10,673,250
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	4.873(ff)	01/26/29		33,415	33,935,918
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29		2,030	2,189,325
U.S. Bancorp,
Sr. Unsec’d. Notes	5.775(ff)	06/12/29		19,156	19,911,756
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		16,550	16,287,352
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31		8,607	8,517,164
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		10,715	10,728,572
Sr. Unsec’d. Notes, 144A, MTN	4.844(ff)	11/06/33		15,165	15,178,935
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A, MTN	4.625	04/12/27		2,250	2,263,788
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB	3.900(ff)	03/15/26	(oo)	10,761	10,724,417
Sr. Unsec’d. Notes	4.970(ff)	04/23/29		8,625	8,785,933
Sr. Unsec’d. Notes	6.303(ff)	10/23/29		7,239	7,650,559
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33		13,685	12,763,421
Sr. Unsec’d. Notes, MTN(a)	5.198(ff)	01/23/30		31,898	32,850,036
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29		25,945	26,847,166

					1,814,569,106

Beverages 0.3%
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26		10,340	10,259,990
Diageo Investment Corp. (United Kingdom),
Gtd. Notes	5.125	08/15/30		6,090	6,305,855
JDE Peet’s NV (Netherlands),
Gtd. Notes, 144A(a)	1.375	01/15/27		4,894	4,745,954

					21,311,799

Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.150	03/02/28		6,515	6,666,280
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes(a)	1.650	10/01/30		3,318	2,972,455

					9,638,735

Building Materials 1.2%
Amrize Finance US LLC,
Gtd. Notes	4.700	04/07/28		33,760	34,148,355
CRH SMW Finance DAC,
Gtd. Notes	5.125	01/09/30		6,590	6,791,110
Gtd. Notes	5.200	05/21/29		29,000	29,916,858
Lennox International, Inc.,
Gtd. Notes	5.500	09/15/28		14,760	15,238,179
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes	7.700	02/15/26		3,000	3,011,971
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26		3,329	3,312,767
Sr. Unsec’d. Notes	5.500	06/15/27		4,375	4,465,269

					96,884,509

Chemicals 1.3%
Celanese US Holdings LLC,
Gtd. Notes	6.850(cc)	11/15/28		9,319	9,748,268

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A	3.400%	12/01/26		19,417	$19,309,791
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A	4.725	11/15/28		22,820	23,086,738
EIDP, Inc.,
Sr. Unsec’d. Notes	5.125	05/15/32		11,085	11,376,014
FMC Corp.,
Sr. Unsec’d. Notes	3.200	10/01/26		3,728	3,688,135
LYB Finance Co. BV (Netherlands),
Gtd. Notes, 144A	8.100	03/15/27		1,008	1,050,243
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.250	03/12/32		10,645	10,955,209
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.148	06/04/30		11,000	10,335,050
Sr. Unsec’d. Notes, 144A	4.750	06/01/28		19,950	20,085,660

					109,635,108

Commercial Services 0.9%
Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A	1.500	08/12/26		33,760	33,214,631
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.875	11/15/30		20,805	20,824,378
Quanta Services, Inc.,
Sr. Unsec’d. Notes	4.500	01/15/31		10,780	10,790,641
Sr. Unsec’d. Notes	4.750	08/09/27		1,730	1,751,998
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	4.750	03/27/30		10,230	10,416,670

					76,998,318

Computers 0.6%
CGI, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	4.950	03/14/30		5,000	5,060,105
Dell International LLC/EMC Corp.,
Gtd. Notes	4.500	02/15/31		13,500	13,492,165
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26		18,395	18,270,777
Gtd. Notes	6.000	06/04/29		365	380,821
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	4.550	10/15/29		1,560	1,569,171
Leidos, Inc.,
Gtd. Notes	4.375	05/15/30		12,590	12,573,468
Teledyne FLIR LLC,
Sr. Unsec’d. Notes(a)	2.500	08/01/30		2,381	2,203,173

					53,549,680

Distribution/Wholesale 0.1%
Ferguson Finance PLC,
Sr. Unsec’d. Notes, 144A	4.250	04/20/27		12,105	12,114,236

Diversified Financial Services 3.8%
Ally Financial, Inc.,
Sr. Unsec’d. Notes(a)	5.543(ff)	01/17/31		6,685	6,840,208
Sr. Unsec’d. Notes	5.737(ff)	05/15/29		9,556	9,793,786
American Express Co.,
Jr. Sub. Notes	3.550(ff)	09/15/26	(oo)	16,080	15,858,825
Sr. Unsec’d. Notes	5.016(ff)	04/25/31		16,915	17,424,149
Sr. Unsec’d. Notes	5.085(ff)	01/30/31		10,835	11,171,901

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 7

Schedule of Investments (continued)

as of December 31, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A(a)	4.500%	04/14/27		30,625	$30,494,513
Sr. Unsec’d. Notes, 144A	7.200	12/12/28		5,415	5,760,385
Capital One Financial Corp.,
Sr. Unsec’d. Notes(a)	4.493(ff)	09/11/31		12,000	11,975,521
Sr. Unsec’d. Notes	6.312(ff)	06/08/29		19,800	20,780,578
Sr. Unsec’d. Notes	7.624(ff)	10/30/31		7,105	8,027,664
Citadel Finance LLC,
Gtd. Notes, 144A	5.900	02/10/30		29,355	29,972,223
Citadel Securities Global Holdings LLC,
Sr. Sec’d. Notes, 144A	5.500	06/18/30		14,005	14,373,756
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes(a)	5.875	07/21/28		6,370	6,622,854
LPL Holdings, Inc.,
Gtd. Notes	6.750	11/17/28		39,652	42,327,962
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A	4.875	03/28/27		5,340	5,396,138
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	1.653	07/14/26		16,975	16,756,973
Sr. Unsec’d. Notes	2.172	07/14/28		6,100	5,800,142
Sr. Unsec’d. Notes	2.329	01/22/27		39,725	39,028,935
Nuveen LLC,
Sr. Unsec’d. Notes, 144A(a)	5.550	01/15/30		2,845	2,961,914
Synchrony Financial,
Sr. Unsec’d. Notes(a)	5.019(ff)	07/29/29		3,920	3,968,384
Western Union Co. (The),
Sr. Unsec’d. Notes	1.350	03/15/26		10,595	10,520,488

					315,857,299

Electric 8.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.450	05/15/29		7,355	7,614,859
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365	06/15/26		10,345	10,391,656
Alliant Energy Corp.,
Jr. Sub. Notes	5.750(ff)	04/01/56		7,725	7,710,912
Alliant Energy Finance LLC,
Gtd. Notes, 144A(a)	1.400	03/15/26		18,650	18,516,382
Gtd. Notes, 144A	5.400	06/06/27		9,595	9,721,665
Ameren Corp.,
Sr. Unsec’d. Notes	1.750	03/15/28		18,710	17,782,338
American Electric Power Co., Inc.,
Jr. Sub. Notes, Series D	6.050(ff)	03/15/56		3,710	3,647,865
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		8,000	8,001,437
Capital Power US Holdings, Inc. (Canada),
Gtd. Notes, 144A	5.257	06/01/28		10,685	10,897,793
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage	5.200	10/01/28		13,640	14,079,947
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes(a)	1.450	06/01/26		24,160	23,902,790
Sr. Unsec’d. Notes	2.950	03/01/30		5,685	5,387,142
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A	3.500	04/01/28		5,000	4,919,005
Sr. Unsec’d. Notes, 144A	4.550	11/15/30		4,665	4,636,696
CMS Energy Corp.,
Sr. Unsec’d. Notes	2.950	02/15/27		2,445	2,412,194
Dominion Energy, Inc.,
Jr. Sub. Notes, Series C	4.350(ff)	01/15/27	(oo)	15,000	14,883,072

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Dominion Energy, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.600%	05/15/28		21,470	$21,727,808
Sr. Unsec’d. Notes	5.000	06/15/30		18,438	18,945,471
DTE Energy Co.,
Sr. Unsec’d. Notes	5.100	03/01/29		2,820	2,890,636
Duke Energy Corp.,
Jr. Sub. Notes	3.250(ff)	01/15/82		23,430	22,766,482
Sr. Unsec’d. Notes	3.100	06/15/28	EUR	13,425	15,875,351
Edison International,
Sr. Unsec’d. Notes	5.250	11/15/28		9,355	9,480,101
Enel Finance International NV (Italy),
Gtd. Notes, 144A	5.125	06/26/29		20,000	20,501,376
Evergy Missouri West, Inc.,
First Mortgage, 144A	5.150	12/15/27		12,220	12,455,483
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	5.200	04/01/28		26,650	27,195,897
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	2.866	09/15/28		7,375	7,130,513
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26		13,000	12,895,340
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A	2.750	03/01/32		6,506	5,848,085
National Grid USA,
Sr. Unsec’d. Notes(a)	8.000	11/15/30		11,107	12,684,781
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.685	09/01/27		7,700	7,790,746
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	4.450	06/15/29		4,195	4,173,010
Sr. Sec’d. Notes, 144A(a)	4.734	10/15/30		8,384	8,381,437
OGE Energy Corp.,
Sr. Unsec’d. Notes	5.450	05/15/29		6,570	6,805,964
Pacific Gas & Electric Co.,
First Mortgage	3.000	06/15/28		12,000	11,639,946
First Mortgage(a)	5.550	05/15/29		35,380	36,519,204
PacifiCorp,
First Mortgage	2.700	09/15/30		2,685	2,467,380
First Mortgage(a)	5.100	02/15/29		11,065	11,297,488
PG&E Corp.,
Jr. Sub. Notes(a)	7.375(ff)	03/15/55		7,420	7,728,391
Progress Energy, Inc.,
Sr. Unsec’d. Notes	7.000	10/30/31		5,158	5,792,799
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes(a)	4.900	03/15/30		10,700	10,946,740
SCE Recovery Funding LLC,
Sr. Sec’d. Notes	4.453	03/15/36		15,599	15,676,343
Sr. Sec’d. Notes, Series A-1	0.861	11/15/33		2,295	2,068,492
Sempra,
Jr. Sub. Notes	4.125(ff)	04/01/52		20,635	20,258,877
Sr. Unsec’d. Notes	5.400	08/01/26		14,285	14,372,456
Southern California Edison Co.,
First Mortgage	5.250	03/15/30		6,740	6,915,758
First Mortgage	5.300	03/01/28		11,535	11,779,614
First Mortgage(a)	5.450	06/01/31		5,635	5,832,003
Southern Co. (The),
Sr. Unsec’d. Notes, Series 21-B	1.750	03/15/28		8,625	8,214,384
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A	5.000	01/15/31		20,471	21,028,914
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		27,500	27,876,232
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		830	847,949

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 9

Schedule of Investments (continued)

as of December 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000%	07/31/27	2,271	$2,270,052
Sr. Sec’d. Notes, 144A	3.700	01/30/27	34,910	34,675,693
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/27	11,540	11,234,443
Sr. Unsec’d. Notes	4.750	03/21/28	17,390	17,610,977

				669,108,369

Electrical Components & Equipment 0.1%
Molex Electronic Technologies LLC,
Sr. Unsec’d. Notes, 144A	4.750	04/30/28	4,386	4,432,490

Electronics 0.2%
Fortive Corp.,
Sr. Unsec’d. Notes	3.150	06/15/26	4,766	4,742,956
TD SYNNEX Corp.,
Sr. Unsec’d. Notes	4.300	01/17/29	14,995	14,962,478

				19,705,434

Engineering & Construction 0.5%
Jacobs Engineering Group, Inc.,
Gtd. Notes	6.350	08/18/28	14,090	14,833,429
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29	8,375	8,745,240
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A(a)	3.875	04/30/28	5,065	4,947,897
Sr. Sec’d. Notes, 144A	4.250	10/31/26	15,125	15,058,904

				43,585,470

Foods 1.2%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	5.750	04/01/33	2,810	2,930,215
Mars, Inc.,
Sr. Unsec’d. Notes, 144A	4.800	03/01/30	45,780	46,775,781
Smithfield Foods, Inc.,
Gtd. Notes, 144A	2.625	09/13/31	8,590	7,614,593
Gtd. Notes, 144A	3.000	10/15/30	3,850	3,544,677
Gtd. Notes, 144A	4.250	02/01/27	11,370	11,342,466
Gtd. Notes, 144A	5.200	04/01/29	16,292	16,501,167
Tyson Foods, Inc.,
Sr. Unsec’d. Notes(a)	4.350	03/01/29	9,450	9,473,023

				98,181,922

Gas 0.5%
National Fuel Gas Co.,
Sr. Unsec’d. Notes	5.500	03/15/30	8,630	8,895,776
NiSource, Inc.,
Sr. Unsec’d. Notes	5.200	07/01/29	8,940	9,216,156
ONE Gas, Inc.,
Sr. Unsec’d. Notes	5.100	04/01/29	10,960	11,285,083
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	16,551	16,180,520

				45,577,535

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products 1.3%
Alcon Finance Corp.,
Gtd. Notes, 144A	3.000%	09/23/29	22,013	$21,098,262
Gtd. Notes, 144A	5.375	12/06/32	2,159	2,253,470
Baxter International, Inc.,
Sr. Unsec’d. Notes	1.915	02/01/27	3,742	3,652,099
Sr. Unsec’d. Notes	4.450	02/15/29	7,065	7,083,184
Sr. Unsec’d. Notes	4.900	12/15/30	9,825	9,890,652
DENTSPLY SIRONA, Inc.,
Jr. Sub. Notes	8.375(ff)	09/12/55	12,425	11,643,389
Smith & Nephew PLC (United Kingdom),
Sr. Unsec’d. Notes	2.032	10/14/30	3,800	3,414,772
Solventum Corp.,
Gtd. Notes	5.400	03/01/29	11,290	11,697,168
Gtd. Notes	5.450	02/25/27	5,388	5,465,354
Stryker Corp.,
Sr. Unsec’d. Notes	1.950	06/15/30	15,710	14,265,785
Sr. Unsec’d. Notes(a)	4.850	02/10/30	14,834	15,220,172

				105,684,307

Healthcare-Services 4.1%
Advocate Health & Hospitals Corp.,
Unsec’d. Notes, Series 2020(a)	2.211	06/15/30	1,702	1,568,814
Ascension Health,
Sr. Unsec’d. Notes, Series 2025	4.078	11/15/28	4,990	5,012,109
Cedars-Sinai Health System,
Sec’d. Notes, Series 2021	2.288	08/15/31	5,821	5,239,224
Centene Corp.,
Sr. Unsec’d. Notes(a)	2.450	07/15/28	16,000	14,976,312
Sr. Unsec’d. Notes	3.375	02/15/30	8,488	7,814,220
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	28,034	27,856,891
CommonSpirit Health,
Sr. Sec’d. Notes	5.205	12/01/31	24,265	25,133,110
Sr. Unsec’d. Notes	4.352	09/01/30	5,185	5,166,342
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	15,390	14,661,512
HCA, Inc.,
Gtd. Notes	4.125	06/15/29	12,645	12,600,039
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	5.200	06/15/29	8,547	8,761,008
Humana, Inc.,
Sr. Unsec’d. Notes	5.375	04/15/31	24,357	25,165,251
Icon Investments Six DAC,
Sr. Sec’d. Notes	5.809	05/08/27	7,735	7,889,379
Sr. Sec’d. Notes	5.849	05/08/29	8,025	8,368,819
IQVIA, Inc.,
Sr. Sec’d. Notes	5.700	05/15/28	19,795	20,409,498
Sr. Sec’d. Notes	6.250	02/01/29	17,415	18,361,373
Laboratory Corp. of America Holdings,
Gtd. Notes	4.350	04/01/30	14,675	14,688,116
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes	4.335	11/15/28	2,750	2,762,648
Roche Holdings, Inc.,
Gtd. Notes, 144A	4.909	03/08/31	32,500	33,568,635
Sutter Health,
Unsec’d. Notes, Series 2025	5.213	08/15/32	7,425	7,697,314
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	17,455	15,748,355
Sr. Unsec’d. Notes	4.250	01/15/29	35,510	35,743,021

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 11

Schedule of Investments (continued)

as of December 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
UnitedHealth Group, Inc., (cont’d.)
Sr. Unsec’d. Notes(a)	4.800%	01/15/30	14,750	$15,108,317
Sr. Unsec’d. Notes	4.900	04/15/31	12,650	12,984,363

				347,284,670

Home Builders 0.5%
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	9,987	10,053,269
Gtd. Notes, 144A(a)	3.875	04/15/29	2,000	1,962,732
Toll Brothers Finance Corp.,
Gtd. Notes(a)	4.350	02/15/28	10,000	10,036,469
Gtd. Notes	4.875	03/15/27	15,635	15,748,117

				37,800,587

Household Products/Wares 0.2%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A	3.000	06/26/27	13,730	13,535,446

Insurance 1.9%
American International Group, Inc.,
Sr. Unsec’d. Notes	4.850	05/07/30	4,015	4,114,745
Arch Capital Finance LLC,
Gtd. Notes	4.011	12/15/26	1,010	1,010,240
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes	4.600	12/15/27	12,600	12,737,760
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	5,155	5,104,781
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.650	04/05/27	9,435	9,379,511
Corebridge Global Funding,
Sec’d. Notes, 144A(a)	4.900	01/07/28	7,160	7,276,465
Sec’d. Notes, 144A	4.900	12/03/29	4,455	4,534,603
Sr. Sec’d. Notes, 144A, MTN	4.250	08/21/28	7,910	7,933,138
Sr. Sec’d. Notes, 144A, MTN	5.200	01/12/29	9,510	9,753,312
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	6,700	6,318,520
Sr. Unsec’d. Notes	4.625	04/29/30	21,300	21,354,790
Lincoln Financial Global Funding,
Sec’d. Notes, 144A(a)	4.625	08/18/30	12,630	12,699,537
Sec’d. Notes, 144A	5.300	01/13/30	5,505	5,690,283
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes(a)	4.650	03/15/30	19,600	19,993,164
Principal Life Global Funding II,
Sec’d. Notes, 144A, MTN	5.500	06/28/28	19,750	20,365,938
Protective Life Global Funding,
Sec’d. Notes, 144A	4.335	09/13/27	3,500	3,523,062
Sec’d. Notes, 144A	5.467	12/08/28	6,005	6,216,102
Unum Group,
Sr. Unsec’d. Notes	7.250	03/15/28	4,171	4,387,285

				162,393,236

Internet 1.5%
Alphabet, Inc.,
Sr. Unsec’d. Notes	4.000	05/15/30	12,500	12,532,455
Sr. Unsec’d. Notes	4.100	11/15/30	26,730	26,818,498
Sr. Unsec’d. Notes	4.375	11/15/32	5,200	5,216,248
Amazon.com, Inc.,
Sr. Unsec’d. Notes(a)	4.100	11/20/30	22,120	22,143,228

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet (cont’d.)
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581%	05/30/49	27,826	$29,458,452
Expedia Group, Inc.,
Gtd. Notes	4.625	08/01/27	14,500	14,607,798
Meta Platforms, Inc.,
Sr. Unsec’d. Notes(a)	4.200	11/15/30	5,000	5,009,093
Sr. Unsec’d. Notes	4.600	11/15/32	11,670	11,765,762

				127,551,534

Investment Companies 0.1%
Apollo Debt Solutions BDC,
Sr. Unsec’d. Notes, 144A	5.200	12/08/28	11,410	11,405,968

Leisure Time 0.9%
Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	16,045	16,219,557
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A	3.050	02/14/27	22,792	22,506,035
Polaris, Inc.,
Sr. Unsec’d. Notes	5.600	03/01/31	4,849	4,900,696
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes(a)	7.500	10/15/27	1,300	1,374,732
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	1,535	1,546,956
Sr. Unsec’d. Notes, 144A	6.250	03/15/32	28,064	29,008,146

				75,556,122

Lodging 0.5%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.750	01/30/27	9,180	9,322,342
Sr. Unsec’d. Notes	5.750	04/23/30	3,992	4,173,427
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	5.625	06/15/28	5,320	5,455,273
Sr. Unsec’d. Notes	6.000	06/14/30	8,535	8,947,304
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.875	05/15/29	1,193	1,218,969
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	9,500	8,872,840

				37,990,155

Machinery-Diversified 1.2%
AGCO Corp.,
Gtd. Notes	5.450	03/21/27	4,455	4,513,831
CNH Industrial Capital LLC,
Gtd. Notes	5.100	04/20/29	10,500	10,730,982
Gtd. Notes	5.500	01/12/29	17,980	18,556,018
Regal Rexnord Corp.,
Gtd. Notes	6.050	02/15/26	2,916	2,920,906
Gtd. Notes	6.050	04/15/28	25,000	25,845,477
Weir Group, Inc. (United Kingdom),
Gtd. Notes, 144A	5.350	05/06/30	25,250	25,940,103
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	10,396	10,337,274

				98,844,591

Media 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31	12,921	11,627,534

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 13

Schedule of Investments (continued)

as of December 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Comcast Corp.,
Gtd. Notes, 144A(a)	5.168%	01/15/37	13,137	$12,955,876
Cox Communications, Inc.,
Gtd. Notes, 144A	1.800	10/01/30	3,250	2,842,779

				27,426,189

Mining 1.2%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.000	02/21/30	5,685	5,851,688
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	23,245	23,303,112
Freeport Minerals Corp.,
Gtd. Notes(a)	9.500	06/01/31	5,000	6,069,109
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28	40,964	40,952,088
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes	7.125	07/15/28	12,837	13,795,409
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes	4.875	03/14/30	6,755	6,942,242
Yamana Gold, Inc. (Canada),
Gtd. Notes	4.625	12/15/27	3,925	3,942,486

				100,856,134

Miscellaneous Manufacturing 0.6%
Siemens Funding BV (Germany),
Gtd. Notes, 144A	4.600	05/28/30	22,760	23,174,792
Teledyne Technologies, Inc.,
Gtd. Notes	2.250	04/01/28	30,162	28,992,710

				52,167,502

Office/Business Equipment 0.6%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	33,990	33,542,692
Gtd. Notes	3.276	12/01/28	9,800	9,524,139
Gtd. Notes	5.100	03/01/30	3,250	3,310,538

				46,377,369

Oil & Gas 3.3%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	5,000	4,823,932
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	6,735	6,933,086
Burlington Resources LLC,
Gtd. Notes	7.200	08/15/31	6,900	7,837,382
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.000	12/15/29	8,125	8,335,351
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.650	03/20/31	15,070	14,997,815
Continental Resources, Inc.,
Gtd. Notes, 144A	2.268	11/15/26	5,875	5,768,781
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	10/15/27	22,365	22,386,306
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	7,050	6,999,600
Gtd. Notes	5.150	01/30/30	24,905	25,623,924
EOG Resources, Inc.,
Sr. Unsec’d. Notes	5.000	07/15/32	18,455	18,897,396

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Hess Corp.,
Sr. Unsec’d. Notes	7.300%	08/15/31	12,250	$14,081,216
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	7,265	7,226,517
Sr. Unsec’d. Notes	5.150	03/01/30	15,415	15,878,479
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	3.200	08/15/26	6,726	6,655,288
Sr. Unsec’d. Notes	6.625	09/01/30	2,355	2,530,077
Sr. Unsec’d. Notes	7.500	10/15/26	9,578	9,766,640
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	7,810	8,013,792
Phillips 66 Co.,
Gtd. Notes	3.750	03/01/28	12,095	12,007,233
Gtd. Notes	4.950	12/01/27	10,835	11,012,023
Pioneer Natural Resources Co.,
Gtd. Notes(a)	7.200	01/15/28	6,176	6,561,371
Sr. Unsec’d. Notes	2.150	01/15/31	9,072	8,234,312
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A	3.649	04/29/31	7,927	7,404,875
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	7.500	01/15/28	40,350	42,603,116

				274,578,512

Oil & Gas Services 0.3%

Schlumberger Holdings Corp.,
Gtd. Notes, 144A	2.650	06/26/30	5,000	4,687,156
Sr. Unsec’d. Notes, 144A	5.000	11/15/29	21,080	21,649,956

				26,337,112

Packaging & Containers 1.1%

Amcor Flexibles North America, Inc.,
Gtd. Notes(a)	4.800	03/17/28	8,575	8,691,242
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	12,488	12,469,851
Sr. Sec’d. Notes	5.800	06/15/31	15,200	16,055,195
Sealed Air Corp.,
Sr. Sec’d. Notes, 144A	1.573	10/15/26	12,875	12,598,934
Silgan Holdings, Inc.,
Sr. Sec’d. Notes, 144A	1.400	04/01/26	11,575	11,477,236
Smurfit Kappa Treasury ULC (Ireland),
Gtd. Notes(a)	5.200	01/15/30	26,700	27,522,424

				88,814,882

Pharmaceuticals 2.1%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.800	03/15/29	14,535	14,895,934
Sr. Unsec’d. Notes(a)	4.875	03/15/30	17,750	18,284,148
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	4.375	12/15/28	14,481	14,483,411
CVS Health Corp.,
Jr. Sub. Notes	7.000(ff)	03/10/55	4,245	4,452,447
Sr. Unsec’d. Notes	1.750	08/21/30	12,185	10,827,910
Sr. Unsec’d. Notes	1.875	02/28/31	9,887	8,683,380
Sr. Unsec’d. Notes	4.300	03/25/28	5,595	5,615,697
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.550	10/15/32	20,000	20,280,251

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 15

Schedule of Investments (continued)

as of December 31, 2025

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

EMD Finance LLC (Germany),
Gtd. Notes, 144A	4.125%	08/15/28		11,154	$11,177,201
Merck & Co., Inc.,
Sr. Unsec’d. Notes	4.150	03/15/31		27,915	27,829,503
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26		13,226	13,183,974
Viatris, Inc.,
Gtd. Notes	2.700	06/22/30		26,455	24,169,991

					173,883,847

Pipelines 3.9%

Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30		8,971	9,496,448
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29		3,668	3,754,324
Enbridge, Inc. (Canada),
Gtd. Notes	5.300	04/05/29		12,800	13,189,065
Gtd. Notes	6.000	11/15/28		16,420	17,232,358
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30	(oo)	12,892	13,206,013
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26	(oo)	13,826	13,895,567
Sr. Unsec’d. Notes	4.950	06/15/28		10,179	10,348,164
Sr. Unsec’d. Notes	5.250	07/01/29		8,800	9,058,220
Sr. Unsec’d. Notes	5.550	02/15/28		2,559	2,627,222
Sr. Unsec’d. Notes	6.400	12/01/30		20,305	21,939,009
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month SOFR + 3.039%	6.831(c)	06/01/67		22,233	22,014,507
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	7.099(c)	08/16/77		12,254	12,214,547
Gtd. Notes, Series E	5.250(ff)	08/16/77		1,700	1,695,208
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26		13,761	13,706,606
Sr. Unsec’d. Notes	4.125	03/01/27		6,570	6,573,274
Sr. Unsec’d. Notes	4.250	12/01/27		5,034	5,050,234
Sr. Unsec’d. Notes	5.000	01/15/33		8,800	8,833,063
ONEOK, Inc.,
Gtd. Notes	4.550	07/15/28		6,000	6,051,919
Gtd. Notes	4.950	10/15/32		10,000	10,047,777
Gtd. Notes	5.375	06/01/29		6,085	6,273,574
Gtd. Notes	5.550	11/01/26		11,145	11,264,381
Gtd. Notes	5.650	11/01/28		9,015	9,366,545
Gtd. Notes, 144A	6.500	09/01/30		5,000	5,361,448
Targa Resources Corp.,
Gtd. Notes	4.350	01/15/29		9,575	9,598,968
Gtd. Notes	6.150	03/01/29		18,893	19,890,043
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes	7.000	03/15/27		3,575	3,703,382
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes(a)	7.250	12/01/26		4,705	4,831,288
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28		11,230	11,270,960
Sr. Unsec’d. Notes	4.650	07/01/26		3,000	3,001,813
Sr. Unsec’d. Notes	4.750	08/15/28		2,653	2,684,246
Sr. Unsec’d. Notes	6.350	01/15/29		11,540	12,148,528
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	03/15/29		4,525	4,620,497
Sr. Unsec’d. Notes	5.400	03/02/26		23,745	23,799,279

					328,748,477

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate 0.5%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	2.500%	10/15/31		11,996	$10,759,678
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		14,558	14,531,967
Sr. Unsec’d. Notes, 144A(a)	4.125	02/01/29		17,864	17,781,806

					43,073,451

Real Estate Investment Trusts (REITs) 4.5%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	4.700	07/01/30		20,171	20,278,808
Gtd. Notes	4.900	12/15/30		7,101	7,196,794
American Homes 4 Rent LP,
Sr. Unsec’d. Notes(a)	4.950	06/15/30		7,765	7,922,040
American Tower Corp.,
Sr. Unsec’d. Notes	5.800	11/15/28		8,025	8,375,083
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	11/15/27		7,738	7,583,095
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28		26,313	25,251,099
Broadstone Net Lease LLC,
Gtd. Notes	2.600	09/15/31		4,206	3,722,531
Gtd. Notes	5.000	11/01/32		2,330	2,334,513
COPT Defense Properties LP,
Gtd. Notes	2.250	03/15/26		6,860	6,830,475
Gtd. Notes	4.500	10/15/30		2,945	2,931,836
Crown Castle, Inc.,
Sr. Unsec’d. Notes(a)	5.600	06/01/29		9,400	9,754,718
Essex Portfolio LP,
Gtd. Notes(a)	1.700	03/01/28		31,461	29,867,508
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32		18,545	16,761,228
Healthpeak OP LLC,
Gtd. Notes(a)	4.750	01/15/33		18,090	17,981,853
Highwoods Realty LP,
Sr. Unsec’d. Notes	3.875	03/01/27		11,449	11,371,705
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series H(a)	3.375	12/15/29		1,750	1,678,506
Sr. Unsec’d. Notes, Series I	3.500	09/15/30		8,898	8,488,599
Invitation Homes Operating Partnership LP,
Gtd. Notes	5.450	08/15/30		17,249	17,936,597
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28		25,310	24,310,757
Lineage Europe Finco BV (Netherlands),
Gtd. Notes, 144A	4.125	11/26/31	EUR	2,625	3,030,359
Lineage OP LP,
Gtd. Notes, 144A	5.250	07/15/30		15,545	15,688,845
Prologis LP,
Sr. Unsec’d. Notes	4.875	06/15/28		11,690	11,966,270
Realty Income Corp.,
Gtd. Notes	3.400	01/15/30		4,500	4,374,156
Sr. Unsec’d. Notes(a)	2.100	03/15/28		14,165	13,604,442
Sr. Unsec’d. Notes	2.200	06/15/28		11,225	10,772,862
Sr. Unsec’d. Notes	3.400	01/15/28		19,483	19,273,143
Sr. Unsec’d. Notes	4.700	12/15/28		9,985	10,179,291
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28		21,558	20,514,330
VICI Properties LP,
Sr. Unsec’d. Notes	5.125	05/15/32		8,595	8,653,422
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		2,924	2,925,470

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 17

Schedule of Investments (continued)

as of December 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

VICI Properties LP/VICI Note Co., Inc., (cont’d.)
Gtd. Notes, 144A	5.750%	02/01/27	18,971	$19,184,058
WP Carey, Inc.,
Sr. Unsec’d. Notes	4.250	10/01/26	2,261	2,263,253
Sr. Unsec’d. Notes	4.650	07/15/30	7,140	7,191,434

				380,199,080

Retail 0.9%

Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27	28,202	27,979,731
Sr. Unsec’d. Notes, 144A	2.950	01/25/30	9,075	8,585,156
AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27	3,000	2,977,973
Sr. Unsec’d. Notes	1.950	08/01/28	9,000	8,486,048
Sr. Unsec’d. Notes	2.400	08/01/31	15,000	13,254,431
Sr. Unsec’d. Notes(a)	4.450	01/15/29	5,200	5,214,699
Sr. Unsec’d. Notes	4.750	06/01/30	8,060	8,136,964

				74,635,002

Semiconductors 1.3%

Broadcom, Inc.,
Gtd. Notes	2.450	02/15/31	38,700	35,383,165
Sr. Unsec’d. Notes	4.150	02/15/28	24,250	24,342,825
Sr. Unsec’d. Notes	5.050	07/12/29	12,360	12,726,270
Sr. Unsec’d. Notes	5.150	11/15/31	7,005	7,261,499
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A	5.500	01/25/31	8,650	8,931,888
Sr. Sec’d. Notes, 144A	5.900	01/25/33	11,505	12,049,830
Marvell Technology, Inc.,
Sr. Unsec’d. Notes	5.750	02/15/29	8,385	8,748,200

				109,443,677

Software 1.3%

Activision Blizzard, Inc.,
Sr. Unsec’d. Notes	3.400	06/15/27	4,600	4,483,718
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.650	03/01/28	4,285	4,066,254
Fiserv, Inc.,
Sr. Unsec’d. Notes	3.500	07/01/29	25,700	24,926,026
Sr. Unsec’d. Notes	5.375	08/21/28	5,398	5,537,147
Sr. Unsec’d. Notes	5.450	03/02/28	13,929	14,261,462
MSCI, Inc.,
Gtd. Notes, 144A	3.625	11/01/31	15,000	14,079,262
Gtd. Notes, 144A	3.875	02/15/31	7,413	7,125,577
Oracle Corp.,
Sr. Unsec’d. Notes	5.250	02/03/32	13,715	13,691,882
Sr. Unsec’d. Notes	6.150	11/09/29	9,000	9,392,743
Synopsys, Inc.,
Sr. Unsec’d. Notes	4.550	04/01/27	11,510	11,591,482

				109,155,553

Telecommunications 3.6%

AT&T, Inc.,
Sr. Unsec’d. Notes(a)	1.650	02/01/28	9,350	8,909,680
Sr. Unsec’d. Notes	1.700	03/25/26	26,550	26,412,664
Sr. Unsec’d. Notes	2.300	06/01/27	25,645	25,069,029
Sr. Unsec’d. Notes	2.550	12/01/33	21,000	17,928,589

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A(a)	4.375%	06/21/28	12,355	$12,434,927
Koninklijke KPN NV (Netherlands),
Sr. Unsec’d. Notes	8.375	10/01/30	70	81,585
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.850	08/15/30	17,405	17,755,414
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	10/01/27	21,420	21,428,609
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A	4.876	07/16/30	6,590	6,709,076
Sr. Unsec’d. Notes, 144A	5.110	07/02/29	20,000	20,507,160
Rogers Communications, Inc. (Canada),
Gtd. Notes	5.000	02/15/29	42,526	43,309,677
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	2,470	2,651,069
T-Mobile USA, Inc.,
Gtd. Notes	3.750	04/15/27	44,311	44,168,879
Gtd. Notes	4.850	01/15/29	16,010	16,352,068
Gtd. Notes	5.125	05/15/32	12,000	12,345,980
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)	4.750	01/15/33	20,255	20,239,760
Sr. Unsec’d. Notes, 144A(a)	5.401	07/02/37	3,382	3,420,085

				299,724,251

Trucking & Leasing 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	10,675	10,547,328

TOTAL CORPORATE BONDS
(cost $7,194,015,248)				7,286,811,949

MUNICIPAL BONDS 0.5%

Illinois 0.2%

Illinois State Toll Highway Authority, Revenue Bonds, BABs, Series B	5.851	12/01/34	17,290	17,990,430

Michigan 0.1%

Michigan Finance Authority, Revenue Bonds, Series B	7.605(t)	06/01/45	22,960	5,945,146

Texas 0.2%

Texas Natural Gas Securitization Finance Corp.,
Taxable, Revenue Bonds, Series 2023-01, Class A1	5.102	04/01/35	19,932	20,512,382

TOTAL MUNICIPAL BONDS
(cost $43,901,970)				44,447,958

RESIDENTIAL MORTGAGE-BACKED SECURITY 0.2%
OBX Trust,
Series 2025-NQM23, Class A1, 144A (cost $15,899,855)	4.872(cc)	10/25/65	15,900	15,902,364

SOVEREIGN BONDS 0.6%

Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes, 144A	5.500	08/17/30	24,160	24,570,720

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 19

Schedule of Investments (continued)

as of December 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.750%	09/16/30	26,680	$27,482,534

TOTAL SOVEREIGN BONDS
(cost $50,754,920)				52,053,254

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Bonds(h)	4.750	05/15/55	825	812,496
U.S. Treasury Notes(k)	1.250	03/31/28	3,545	3,374,120
U.S. Treasury Notes(k)	1.750	01/31/29	13,945	13,212,887
U.S. Treasury Notes(k)	3.500	09/30/26	1,515	1,513,994
U.S. Treasury Notes(h)(k)	3.625	08/31/29	24,385	24,385,000
U.S. Treasury Notes	3.750	04/30/27	775	777,422
U.S. Treasury Notes(k)	3.875	07/31/27	4,505	4,531,396
U.S. Treasury Notes(k)	3.875	03/15/28	1,000	1,008,047
U.S. Treasury Notes(k)	4.125	10/31/26	200	200,844
U.S. Treasury Notes(k)	4.125	01/31/27	3,000	3,019,102
U.S. Treasury Notes(k)	4.125	10/31/29	1,000	1,017,188
U.S. Treasury Notes(k)	4.250	11/30/26	10,260	10,322,522
U.S. Treasury Notes	4.250	12/31/26	600	604,148

TOTAL U.S. TREASURY OBLIGATIONS
(cost $65,659,009)				64,779,166

			Shares

PREFERRED STOCK 0.0%

Banks

Citigroup Capital XIII, 10.470%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40
(cost $3,342,000)			132,000	3,986,400

TOTAL LONG-TERM INVESTMENTS
(cost $7,953,584,942)				8,046,353,289

SHORT-TERM INVESTMENTS 5.7%

AFFILIATED MUTUAL FUNDS 5.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)			223,810,245	223,810,245
PGIM Institutional Money Market Fund (7-day effective yield 3.934%)
(cost $220,672,506; includes $219,740,157 of cash collateral for securities on loan)(b)(wb)			220,836,824	220,704,322

TOTAL AFFILIATED MUTUAL FUNDS
(cost $444,482,751)				444,514,567

			Principal Amount (000)#

CORPORATE BOND 0.4%

Agriculture

Bunge Ltd. Finance Corp.,
Gtd. Notes
(cost $34,858,257)	2.000%	04/21/26	35,200	34,957,306

OPTION PURCHASED*~ 0.0%
(cost $2,340,000)				578,702

TOTAL SHORT-TERM INVESTMENTS
(cost $481,681,008)				480,050,575

See Notes to Financial Statements.

Description	Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.7%
(cost $8,435,265,950)	$8,526,403,864

OPTIONS WRITTEN*~ (0.0)%
(premiums received $2,416,050)	(1,967,339)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.7%
(cost $8,432,849,900)	8,524,436,525
Liabilities in excess of other assets(z) (1.7)%	(144,283,576)

NET ASSETS 100.0%	$8,380,152,949

Below is a list of the abbreviation(s) used in the annual report:

EUR—Euro

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

CBOE—Chicago Board Options Exchange

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

DAC—Designated Activity Company

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

iBoxx—Bond Market Indices

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $214,557,788; cash collateral of $219,740,157 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(t)	Represents zero coupon. Rate quoted represents effective yield at December 31, 2025.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 21

Schedule of Investments (continued)

as of December 31, 2025

Option Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.45.V1, 12/20/30	Put	GSI	02/18/26	0.60%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	1,170,000	$578,702

(cost $2,340,000)

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.45.V1, 12/20/30	Call	GSI	02/18/26	0.53%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	1,170,000	$(1,746,634)

CDX.NA.IG.45.V1, 12/20/30	Put	GSI	02/18/26	0.80%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	1,170,000	(220,705)

Total Options Written (premiums received $2,416,050)								$(1,967,339)

Futures contracts outstanding at December 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2,889	2 Year U.S. Treasury Notes	Mar. 2026	$603,191,600	$187,533
9,656	5 Year U.S. Treasury Notes	Mar. 2026	1,055,446,087	(2,921,343)
134	20 Year U.S. Treasury Bonds	Mar. 2026	15,489,563	(99,108)
297	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	35,046,000	(512,324)

				(3,345,242)

Short Positions:
2,713	10 Year U.S. Treasury Notes	Mar. 2026	305,042,938	2,132,562
137	10 Year U.S. Ultra Treasury Notes	Mar. 2026	15,757,141	47,256
700	CBOE iBoxx iShares Investment Grade Corporate Bond Index	Mar. 2026	102,756,500	(215,177)

				1,964,641

				$(1,380,601)

Forward foreign currency exchange contracts outstanding at December 31, 2025:

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring	MSI
01/09/26		EUR 13,063	$15,086,223	$15,358,691	$—	$(272,468)

Credit default swap agreements outstanding at December 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):

Teck Resources Ltd.	06/20/26	5.000%(Q)	40,000	0.095%	$668,951	$985,828	$316,877

See Notes to Financial Statements.

Credit default swap agreements outstanding at December 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):

Imperial Brands Finance PLC	06/20/27	1.000%(Q)	EUR 12,600	$(172,484)	$61,806	$(234,290)	JPM

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)	7,155	0.348%	$195,731	$176,249	$19,482	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)	36,440	0.284%	260,626	243,467	17,159	GSI
Ford Motor Co.	12/20/28	5.000%(Q)	20,000	1.093%	2,211,440	1,219,176	992,264	MSI
Lincoln National Corp.	12/20/29	1.000%(Q)	15,000	0.834%	95,821	(236,840)	332,661	BARC
Oracle Corp.	12/20/30	1.000%(Q)	25,000	1.442%	(480,720)	(82,797)	(397,923)	BNP

					$2,282,898	$1,319,255	$963,643

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at December 31, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
707,950	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.870%	$99,623	$11,307,801	$11,208,178
98,646	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 3.870%	290,461	6,319,866	6,029,405
440,900	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.870%	(389,047)	(12,220,204)	(11,831,157)

				$1,037	$5,407,463	$5,406,426

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 23

Schedule of Investments (continued)

as of December 31, 2025

Total return swap agreement outstanding at December 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 3.870%	JPM	03/20/26	(105,940)	$(890,577)	$—	$(890,577)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$1,700,698	$(319,637)	$1,361,566	$(1,522,790)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$39,210,275
JPS	—	15,550,598

Total	$—	$54,760,873

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$533,974,719	$—
Commercial Mortgage-Backed Securities	—	44,397,479	—
Corporate Bonds	—	7,286,811,949	—
Municipal Bonds	—	44,447,958	—
Residential Mortgage-Backed Security	—	15,902,364	—
Sovereign Bonds	—	52,053,254	—
U.S. Treasury Obligations	—	64,779,166	—
Preferred Stock.	3,986,400	—	—
Short-Term Investments
Affiliated Mutual Funds	444,514,567	—	—
Corporate Bond	—	34,957,306	—
Option Purchased	—	578,702	—

Total	$448,500,967	$8,077,902,897	$—

Liabilities
Options Written	$—	$(1,967,339)	$—

Other Financial Instruments*
Assets
Futures Contracts	$2,367,351	$—	$—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Credit Default Swap Agreement	$—	$316,877	$—
OTC Credit Default Swap Agreements	—	2,763,618	—
Centrally Cleared Interest Rate Swap Agreements	—	17,237,583	—

Total	$2,367,351	$20,318,078	$—

Liabilities
Futures Contracts	$(3,747,952)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(272,468)	—
OTC Credit Default Swap Agreements	—	(653,204)	—
Centrally Cleared Interest Rate Swap Agreement	—	(11,831,157)	—
OTC Total Return Swap Agreement	—	(890,577)	—

Total	$(3,747,952)	$(13,647,406)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2025 were as follows:

Banks	21.7%
Electric	8.0
Collateralized Loan Obligations	6.4
Affiliated Mutual Funds (2.6% represents investments purchased with collateral from securities on loan)	5.3
Real Estate Investment Trusts (REITs)	4.5
Healthcare-Services	4.1
Pipelines	3.9
Diversified Financial Services	3.8
Auto Manufacturers	3.6
Telecommunications	3.6
Oil & Gas	3.3
Agriculture	2.6
Pharmaceuticals	2.1
Insurance	1.9
Aerospace & Defense	1.6
Internet	1.5
Chemicals	1.3
Semiconductors	1.3
Software	1.3
Healthcare-Products	1.3
Mining	1.2
Machinery-Diversified	1.2
Foods	1.2
Building Materials	1.2
Airlines	1.1
Packaging & Containers	1.1
Commercial Services	0.9
Leisure Time	0.9
Retail	0.9
U.S. Treasury Obligations	0.8
Computers	0.6
Miscellaneous Manufacturing	0.6

Sovereign Bonds	0.6%
Office/Business Equipment	0.6
Gas	0.5
Municipal Bonds	0.5
Commercial Mortgage-Backed Securities	0.5
Engineering & Construction	0.5
Real Estate	0.5
Lodging	0.5
Home Builders	0.5
Media	0.3
Oil & Gas Services	0.3
Beverages	0.3
Apparel	0.2
Electronics	0.2
Residential Mortgage-Backed Security	0.2
Household Products/Wares	0.2
Distribution/Wholesale	0.1
Investment Companies	0.1
Trucking & Leasing	0.1
Biotechnology	0.1
Electrical Components & Equipment	0.1
Auto Parts & Equipment	0.0	*
Option Purchased	0.0	*

	101.7
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.7)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2025 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 25

Schedule of Investments (continued)

as of December 31, 2025

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$316,877	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	1,700,698		Premiums received for OTC swap agreements	319,637
Credit contracts	Unaffiliated investments	578,702		Options written outstanding, at value	1,967,339
Credit contracts	Unrealized appreciation on OTC swap agreements	1,361,566		Unrealized depreciation on OTC swap agreements	632,213
Foreign exchange contracts	—	—		Unrealized depreciation on OTC forward foreign currency exchange contracts	272,468
Interest rate contracts	Due from/to broker-variation margin futures	2,367,351	*	Due from/to broker-variation margin futures	3,747,952	*
Interest rate contracts	Due from/to broker-variation margin swaps	17,237,583	*	Due from/to broker-variation margin swaps	11,831,157	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	890,577

		$23,562,777			$19,661,343

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(5,331,775)	$4,512,400	$—	$—	$(420,924)
Foreign exchange contracts	—	—	—	(1,142,083)	—
Interest rate contracts	—	—	12,880,028	—	276,372

Total	$(5,331,775)	$4,512,400	$12,880,028	$(1,142,083)	$(144,552)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(1,333,486)	$32,601	$—	$—	$(462,903)
Foreign exchange contracts	—	—	—	(368,662)	—
Interest rate contracts.	—	—	1,012,062	—	(9,938,758)

Total	$(1,333,486)	$32,601	$1,012,062	$(368,662)	$(10,401,661)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended December 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 1,546,055
Options Written (2)	1,525,200,000
Futures Contracts - Long Positions (2)	1,571,709,684
Futures Contracts - Short Positions (2)	376,097,322
Forward Foreign Currency Exchange Contracts - Purchased (3)	8,946,549
Forward Foreign Currency Exchange Contracts - Sold (3)	23,476,091
Credit Default Swap Agreements - Buy Protection (2)	140,248,962
Credit Default Swap Agreements - Sell Protection (2)	97,438,000

See Notes to Financial Statements.

Derivative Contract Type	Average Volume of Derivative Activities*
Interest Rate Swap Agreements (2)	$1,539,434,400
Total Return Swap Agreements (2)	62,376,000

*	Average volume is based on average quarter end balances for the year ended December 31, 2025. (1) Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$214,557,788	$(214,557,788)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$332,661	$(236,840)	$95,821	$—	$95,821
BNP	—	(480,720)	(480,720)	353,116	(127,604)
GSI	1,035,059	(1,967,339)	(932,280)	832,929	(99,351)
JPM	61,806	(1,124,867)	(1,063,061)	1,063,061	—
MSI	2,211,440	(272,468)	1,938,972	(1,938,972)	—

	$3,640,966	$(4,082,234)	$(441,268)	$310,134	$(131,134)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 27

Statement of Assets and Liabilities

as of December 31, 2025

Assets

Investments at value, including securities on loan of $214,557,788:
Unaffiliated investments (cost $7,990,783,199)	$8,081,889,297
Affiliated investments (cost $444,482,751)	444,514,567
Foreign currency, at value (cost $3,042,353)	3,074,010
Dividends and interest receivable	90,703,420
Receivable for Fund shares sold	7,262,206
Premiums paid for OTC swap agreements	1,700,698
Unrealized appreciation on OTC swap agreements	1,361,566
Due from broker—variation margin swaps	232,595
Prepaid expenses and other assets	309,276

Total Assets	8,631,047,635

Liabilities
Payable to broker for collateral for securities on loan	219,740,157
Payable for Fund shares purchased	15,363,477
Dividends and Distributions payable	3,136,019
Payable for investments purchased	3,074,010
Management fee payable	2,525,258
Accrued expenses and other liabilities	2,134,183
Options written outstanding, at value (premiums received $2,416,050)	1,967,339
Unrealized depreciation on OTC swap agreements	1,522,790
Due to broker—variation margin futures	489,132
Distribution fee payable	339,470
Premiums received for OTC swap agreements	319,637
Unrealized depreciation on OTC forward foreign currency exchange contracts	272,468
Affiliated transfer agent fee payable	10,746

Total Liabilities	250,894,686

Net Assets	$8,380,152,949

Net assets were comprised of:
Common stock, at par	$7,708,495
Paid-in capital in excess of par	9,238,596,031
Total distributable earnings (loss)	(866,151,577)

Net assets, December 31, 2025	$8,380,152,949

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($1,061,471,640 ÷ 97,860,627 shares of common stock issued and outstanding)	$10.85
Maximum sales charge (2.25% of offering price)	0.25

Maximum offering price to public	$11.10

Class C

Net asset value, offering price and redemption price per share, ($91,340,158 ÷ 8,421,558 shares of common stock issued and outstanding)	$10.85

Class R

Net asset value, offering price and redemption price per share, ($82,156,345 ÷ 7,574,716 shares of common stock issued and outstanding)	$10.85

Class Z

Net asset value, offering price and redemption price per share, ($5,329,889,947 ÷ 490,171,243 shares of common stock issued and outstanding)	$10.87

Class R2

Net asset value, offering price and redemption price per share, ($1,572,320 ÷ 144,349 shares of common stock issued and outstanding)	$10.89

Class R4

Net asset value, offering price and redemption price per share, ($1,164,315 ÷ 106,930 shares of common stock issued and outstanding)	$10.89

Class R6

Net asset value, offering price and redemption price per share, ($1,812,558,224 ÷ 166,570,080 shares of common stock issued and outstanding)	$10.88

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 29

Statement of Operations

Year Ended December 31, 2025

Net Investment Income (Loss)

Income
Interest income	$367,596,709
Affiliated dividend income	8,506,340
Income from securities lending, net (including affiliated income of $436,142)	439,851
Unaffiliated dividend income	367,998

Total income	376,910,898

Expenses
Management fee	31,709,737
Distribution fee(a)	4,338,734
Shareholder servicing fees(a)	3,129
Transfer agent’s fees and expenses (including affiliated expense of $159,035)(a)	6,924,163
Shareholders’ reports	419,575
Custodian and accounting fees	385,726
Registration fees(a)	189,871
Directors’ fees	114,771
Professional fees	86,169
Audit fee	44,766
Miscellaneous	151,199

Total expenses	44,367,840
Less: Fee waiver and/or expense reimbursement(a)	(2,407,549)
Distribution fee waiver(a)	(210,972)

Net expenses	41,749,319

Net investment income (loss)	335,161,579

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(20,201))	4,348,093
Futures transactions	12,880,028
Forward currency contract transactions	(1,142,083)
Options written transactions	4,512,400
Swap agreement transactions	(144,552)
Foreign currency transactions	86,697

20,540,583

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $31,816)	187,826,404
Futures	1,012,062
Forward currency contracts	(368,662)
Options written	32,601
Swap agreements	(10,401,661)
Foreign currencies	(17,644)

178,083,100

Net gain (loss) on investment and foreign currency transactions	198,623,683

Net Increase (Decrease) In Net Assets Resulting From Operations	$533,785,262

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	2,668,958	1,033,529	632,915	—	3,332	—	—
Shareholder servicing fees	—	—	—	—	1,333	1,796	—
Transfer agent’s fees and expenses	856,064	99,959	130,476	5,754,339	3,141	3,559	76,625
Registration fees	36,249	16,770	9,833	69,502	8,735	6,483	42,299
Fee waiver and/or expense reimbursement	(154,295)	(14,937)	(12,196)	(1,828,913)	(10,070)	(7,609)	(379,529)
Distribution fee waiver	—	—	(210,972)	—	—	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Year Ended December 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$335,161,579	$327,310,306
Net realized gain (loss) on investment and foreign currency transactions	20,540,583	(50,942,062)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	178,083,100	155,704,029

Net increase (decrease) in net assets resulting from operations	533,785,262	432,072,273

Dividends and Distributions
Distributions from distributable earnings
Class A	(40,417,022)	(39,900,359)
Class C	(3,105,598)	(3,819,334)
Class R	(2,912,897)	(3,006,597)
Class Z	(212,863,397)	(203,508,140)
Class R2	(48,205)	(46,625)
Class R4	(69,459)	(60,664)
Class R6	(74,283,130)	(81,622,705)

	(333,699,708)	(331,964,424)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,881,360,671	2,163,485,622
Net asset value of shares issued in reinvestment of dividends and distributions	296,505,647	290,701,183
Cost of shares purchased	(2,288,399,066)	(3,319,069,317)

Net increase (decrease) in net assets from Fund share transactions	(110,532,748)	(864,882,512)

Total increase (decrease)	89,552,806	(764,774,663)

Net Assets:

Beginning of year	8,290,600,143	9,055,374,806

End of year	$8,380,152,949	$8,290,600,143

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 31

Financial Highlights

Class A Shares
	Year Ended December 31,

	2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.59	$10.47	$10.15	$11.14		$11.42
Income (loss) from investment operations:
Net investment income (loss)	0.41	0.38	0.30	0.19		0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26	0.12	0.36	(0.93)		(0.23)
Total from investment operations	0.67	0.50	0.66	(0.74)		(0.06)
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(0.38)	(0.34)	(0.25)		(0.22)
Tax return of capital distributions	-	-	-	(-	)(b)	-
Total dividends and distributions	(0.41)	(0.38)	(0.34)	(0.25)		(0.22)
Net asset value, end of year	$10.85	$10.59	$10.47	$10.15		$11.14
Total Return(c):	6.39%	4.87%	6.60%	(6.70)%		(0.56)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,061,472	$1,068,887	$1,137,150	$1,204,480		$1,665,931
Average net assets (000)	$1,067,583	$1,101,368	$1,161,410	$1,361,067		$1,807,236
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.71%	0.71%	0.71%	0.71%		0.71%
Expenses before waivers and/or expense reimbursement	0.72%	0.72%	0.73%	0.72%		0.72%
Net investment income (loss)	3.80%	3.57%	2.96%	1.83%		1.46%
Portfolio turnover rate(e)	50%	46%	35%	14%		32%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Year Ended December 31,

	2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.59	$10.47	$10.15	$11.14		$11.42
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.29	0.22	0.11		0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26	0.13	0.36	(0.93)		(0.23)
Total from investment operations	0.58	0.42	0.58	(0.82)		(0.15)
Less Dividends and Distributions:
Dividends from net investment income	(0.32)	(0.30)	(0.26)	(0.17)		(0.13)
Tax return of capital distributions	-	-	-	(-	)(b)	-
Total dividends and distributions	(0.32)	(0.30)	(0.26)	(0.17)		(0.13)
Net asset value, end of year	$10.85	$10.59	$10.47	$10.15		$11.14
Total Return(c):	5.57%	4.06%	5.79%	(7.42)%		(1.31)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$91,340	$116,542	$155,936	$209,217		$333,417
Average net assets (000)	$103,353	$134,261	$179,607	$262,486		$389,132
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.49%	1.49%	1.48%	1.48%		1.47%
Expenses before waivers and/or expense reimbursement	1.50%	1.50%	1.50%	1.49%		1.48%
Net investment income (loss)	3.02%	2.79%	2.17%	1.04%		0.71%
Portfolio turnover rate(e)	50%	46%	35%	14%		32%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 33

Financial Highlights (continued)

Class R Shares
	Year Ended December 31,

	2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.59	$10.47	$10.15	$11.13		$11.42
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.34	0.27	0.15		0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26	0.13	0.35	(0.92)		(0.24)
Total from investment operations	0.63	0.47	0.62	(0.77)		(0.11)
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.35)	(0.30)	(0.21)		(0.18)
Tax return of capital distributions	-	-	-	(-	)(b)	-
Total dividends and distributions	(0.37)	(0.35)	(0.30)	(0.21)		(0.18)
Net asset value, end of year	$10.85	$10.59	$10.47	$10.15		$11.13
Total Return(c):	6.04%	4.52%	6.25%	(6.94)%		(0.99)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$82,156	$88,464	$94,762	$104,825		$138,545
Average net assets (000)	$84,389	$91,434	$98,290	$119,891		$139,942
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05%	1.04%	1.05%	1.05%		1.05%
Expenses before waivers and/or expense reimbursement	1.31%	1.30%	1.32%	1.31%		1.31%
Net investment income (loss)	3.47%	3.23%	2.62%	1.48%		1.12%
Portfolio turnover rate(e)	50%	46%	35%	14%		32%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Year Ended December 31,

	2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.61	$10.49	$10.17	$11.16		$11.45
Income (loss) from investment operations:
Net investment income (loss)	0.44	0.40	0.33	0.21		0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.25	0.13	0.35	(0.93)		(0.24)
Total from investment operations	0.69	0.53	0.68	(0.72)		(0.05)
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.41)	(0.36)	(0.27)		(0.24)
Tax return of capital distributions	-	-	-	(-	)(b)	-
Total dividends and distributions	(0.43)	(0.41)	(0.36)	(0.27)		(0.24)
Net asset value, end of year	$10.87	$10.61	$10.49	$10.17		$11.16
Total Return(c):	6.65%	5.12%	6.85%	(6.47)%		(0.41)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,329,890	$5,209,649	$5,467,555	$5,743,080		$8,985,211
Average net assets (000)	$5,283,054	$5,267,650	$5,711,815	$7,274,717		$8,893,589
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.47%	0.47%	0.47%	0.47%		0.47%
Expenses before waivers and/or expense reimbursement	0.50%	0.50%	0.49%	0.50%		0.51%
Net investment income (loss)	4.05%	3.81%	3.20%	2.05%		1.69%
Portfolio turnover rate(e)	50%	46%	35%	14%		32%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 35

Financial Highlights (continued)

Class R2 Shares
	Year Ended December 31,

	2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.63	$10.51	$10.19	$11.18		$11.47
Income (loss) from investment operations:
Net investment income (loss)	0.39	0.36	0.29	0.17		0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26	0.12	0.35	(0.93)		(0.23)
Total from investment operations	0.65	0.48	0.64	(0.76)		(0.09)
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.36)	(0.32)	(0.23)		(0.20)
Tax return of capital distributions	-	-	-	(-	)(b)	-
Total dividends and distributions	(0.39)	(0.36)	(0.32)	(0.23)		(0.20)
Net asset value, end of year	$10.89	$10.63	$10.51	$10.19		$11.18
Total Return(c):	6.21%	4.69%	6.41%	(6.83)%		(0.81)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,572	$1,453	$1,338	$916		$1,941
Average net assets (000)	$1,333	$1,350	$1,138	$1,505		$1,549
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.88%	0.88%	0.88%	0.88%		0.88%
Expenses before waivers and/or expense reimbursement	1.64%	1.71%	1.87%	1.84%		1.89%
Net investment income (loss)	3.63%	3.40%	2.84%	1.61%		1.27%
Portfolio turnover rate(e)	50%	46%	35%	14%		32%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R4 Shares
	Year Ended December 31,

	2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.63	$10.51	$10.19	$11.18		$11.46
Income (loss) from investment operations:
Net investment income (loss)	0.42	0.39	0.31	0.20		0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26	0.12	0.36	(0.94)		(0.22)
Total from investment operations	0.68	0.51	0.67	(0.74)		(0.05)
Less Dividends and Distributions:
Dividends from net investment income	(0.42)	(0.39)	(0.35)	(0.25)		(0.23)
Tax return of capital distributions	-	-	-	(-	)(b)	-
Total dividends and distributions	(0.42)	(0.39)	(0.35)	(0.25)		(0.23)
Net asset value, end of year	$10.89	$10.63	$10.51	$10.19		$11.18
Total Return(c):	6.47%	4.95%	6.68%	(6.60)%		(0.47)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,164	$1,935	$1,372	$1,400		$1,020
Average net assets (000)	$1,796	$1,636	$1,327	$986		$887
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.63%	0.63%	0.63%	0.63%		0.63%
Expenses before waivers and/or expense reimbursement	1.05%	1.18%	1.43%	1.66%		2.16%
Net investment income (loss)	3.89%	3.66%	3.05%	1.89%		1.52%
Portfolio turnover rate(e)	50%	46%	35%	14%		32%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund 37

Financial Highlights (continued)

Class R6 Shares
	Year Ended December 31,

	2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.62	$10.50	$10.18	$11.17		$11.46
Income (loss) from investment operations:
Net investment income (loss)	0.45	0.41	0.34	0.23		0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.25	0.13	0.35	(0.94)		(0.24)
Total from investment operations	0.70	0.54	0.69	(0.71)		(0.04)
Less Dividends and Distributions:
Dividends from net investment income	(0.44)	(0.42)	(0.37)	(0.28)		(0.25)
Tax return of capital distributions	-	-	-	(-	)(b)	-
Total dividends and distributions	(0.44)	(0.42)	(0.37)	(0.28)		(0.25)
Net asset value, end of year	$10.88	$10.62	$10.50	$10.18		$11.17
Total Return(c):	6.74%	5.21%	6.95%	(6.37)%		(0.31)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,812,558	$1,803,670	$2,197,262	$2,484,393		$2,586,493
Average net assets (000)	$1,803,160	$2,064,421	$2,305,753	$2,472,740		$2,277,111
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.38%	0.38%	0.38%	0.38%		0.38%
Expenses before waivers and/or expense reimbursement	0.40%	0.40%	0.40%	0.40%		0.40%
Net investment income (loss)	4.14%	3.90%	3.29%	2.18%		1.77%
Portfolio turnover rate(e)	50%	46%	35%	14%		32%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

Prudential Short-Term Corporate Bond Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Short-Term Corporate Bond Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek high current income consistent with the preservation of principal.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

PGIM Short-Term Corporate Bond Fund 39

Notes to Financial Statements (continued)

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread

PGIM Short-Term Corporate Bond Fund 41

Notes to Financial Statements (continued)

increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

PGIM Short-Term Corporate Bond Fund 43

Notes to Financial Statements (continued)

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended December 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.380% on average daily net assets up to $10 billion;	0.38%
0.370% on average daily net assets over $10 billion.

The Manager has contractually agreed, through April 30, 2027, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	0.47
R2	0.88
R4	0.63
R6	0.38

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS contractually agreed through April 30, 2027 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.25%	0.25%	N/A%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the year ended December 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$178,378	$45,517
C	—	14,324

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (“the Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended December 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

PGIM Short-Term Corporate Bond Fund 45

Notes to Financial Statements (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended December 31, 2025, were as follows:

Cost of Purchases	Proceeds from Sales
$4,061,029,899	$4,325,988,006

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended December 31, 2025, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)
$212,330,466	$2,327,304,753	$2,315,824,974	$ —	$ —	$223,810,245	223,810,245	$8,506,340		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.934%)(b)(wb)
110,652,151	2,113,874,789	2,003,834,233	31,816	(20,201)	220,704,322	220,836,824	436,142	(1)	—
$322,982,617	$4,441,179,542	$4,319,659,207	$31,816	$(20,201)	$444,514,567		$8,942,482		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended December 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$333,699,708	$—	$—	$333,699,708

For the year ended December 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$331,964,424	$—	$—	$331,964,424

For the year ended December 31, 2025, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$2,935,834	$—

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of December 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$8,542,013,116	$149,352,215	$(161,638,735)	$(12,286,520)

The difference between GAAP and tax basis were primarily attributable to deferred losses on wash sales, bond premium amortization, mark-to-market of futures and swaps contracts and other GAAP to tax differences.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of December 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$855,259,000	$11,343,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2025 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $250,000 or more of Class A shares and sell those shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 30,025,000,000 shares of capital stock, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	3,500,000,000
B	5,000,000
C	700,000,000
R	250,000,000
Z	15,000,000,000
T	170,000,000
R2	200,000,000
R4	200,000,000
R6	10,000,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of December 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), did not own any shares of the Fund.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	9	87.2

PGIM Short-Term Corporate Bond Fund 47

Notes to Financial Statements (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Year ended December 31, 2025:
Shares sold	15,444,023	$165,814,818
Shares issued in reinvestment of dividends and distributions	3,330,679	35,828,966
Shares purchased	(23,542,539)	(252,703,742)
Net increase (decrease) in shares outstanding before conversion	(4,767,837)	(51,059,958)
Shares issued upon conversion from other share class(es)	4,387,905	47,029,630
Shares purchased upon conversion into other share class(es)	(2,704,706)	(29,051,963)
Net increase (decrease) in shares outstanding	(3,084,638)	$(33,082,291)

Year ended December 31, 2024:
Shares sold	19,169,283	$201,960,809
Shares issued in reinvestment of dividends and distributions	3,352,416	35,298,966
Shares purchased	(32,004,275)	(336,710,531)
Net increase (decrease) in shares outstanding before conversion	(9,482,576)	(99,450,756)
Shares issued upon conversion from other share class(es)	4,988,853	52,461,656
Shares purchased upon conversion into other share class(es)	(3,213,040)	(33,655,781)
Net increase (decrease) in shares outstanding	(7,706,763)	$(80,644,881)

Class C
Year ended December 31, 2025:
Shares sold	1,050,957	$11,290,797
Shares issued in reinvestment of dividends and distributions	254,648	2,738,057
Shares purchased	(2,086,462)	(22,390,580)
Net increase (decrease) in shares outstanding before conversion	(780,857)	(8,361,726)
Shares purchased upon conversion into other share class(es)	(1,804,293)	(19,347,086)
Net increase (decrease) in shares outstanding	(2,585,150)	$(27,708,812)

Year ended December 31, 2024:
Shares sold	1,613,838	$17,008,077
Shares issued in reinvestment of dividends and distributions	320,462	3,372,417
Shares purchased	(3,189,774)	(33,553,356)
Net increase (decrease) in shares outstanding before conversion	(1,255,474)	(13,172,862)
Shares purchased upon conversion into other share class(es)	(2,637,586)	(27,744,719)
Net increase (decrease) in shares outstanding	(3,893,060)	$(40,917,581)

Class R
Year ended December 31, 2025:
Shares sold	380,614	$4,084,628
Shares issued in reinvestment of dividends and distributions	270,483	2,908,997
Shares purchased	(1,431,348)	(15,331,934)
Net increase (decrease) in shares outstanding	(780,251)	$(8,338,309)

Year ended December 31, 2024:
Shares sold	345,210	$3,635,989
Shares issued in reinvestment of dividends and distributions	285,167	3,002,783
Shares purchased	(1,330,178)	(13,992,214)
Net increase (decrease) in shares outstanding	(699,801)	$(7,353,442)

Share Class	Shares	Amount

Class Z
Year ended December 31, 2025:
Shares sold	125,072,324	$1,344,790,555
Shares issued in reinvestment of dividends and distributions	17,211,513	185,606,629
Shares purchased	(140,705,846)	(1,513,019,624)
Net increase (decrease) in shares outstanding before conversion	1,577,991	17,377,560
Shares issued upon conversion from other share class(es)	2,605,960	28,060,132
Shares purchased upon conversion into other share class(es)	(4,801,645)	(51,744,088)
Net increase (decrease) in shares outstanding	(617,694)	$(6,306,396)

Year ended December 31, 2024:
Shares sold	144,203,294	$1,521,582,813
Shares issued in reinvestment of dividends and distributions	16,687,191	176,108,398
Shares purchased	(190,869,920)	(2,011,960,759)
Net increase (decrease) in shares outstanding before conversion	(29,979,435)	(314,269,548)
Shares issued upon conversion from other share class(es)	6,494,666	68,698,574
Shares purchased upon conversion into other share class(es)	(6,855,656)	(72,895,848)
Net increase (decrease) in shares outstanding	(30,340,425)	$(318,466,822)

Class R2
Year ended December 31, 2025:
Shares sold	49,079	$530,130
Shares issued in reinvestment of dividends and distributions	4,456	48,119
Shares purchased	(45,873)	(492,368)
Net increase (decrease) in shares outstanding	7,662	$85,881

Year ended December 31, 2024:
Shares sold	29,959	$319,918
Shares issued in reinvestment of dividends and distributions	4,405	46,596
Shares purchased	(22,033)	(233,595)
Net increase (decrease) in shares outstanding before conversion	12,331	132,919
Shares purchased upon conversion into other share class(es)	(2,968)	(31,133)
Net increase (decrease) in shares outstanding	9,363	$101,786

Class R4
Year ended December 31, 2025:
Shares sold	33,099	$357,165
Shares issued in reinvestment of dividends and distributions	3,843	41,477
Shares purchased	(112,038)	(1,212,869)
Net increase (decrease) in shares outstanding	(75,096)	$(814,227)

Year ended December 31, 2024:
Shares sold	67,690	$718,122
Shares issued in reinvestment of dividends and distributions	3,509	37,126
Shares purchased	(19,782)	(209,676)
Net increase (decrease) in shares outstanding	51,417	$545,572

Class R6
Year ended December 31, 2025:
Shares sold	32,947,232	$354,492,578
Shares issued in reinvestment of dividends and distributions	6,425,300	69,333,402
Shares purchased	(44,907,275)	(483,247,949)
Net increase (decrease) in shares outstanding before conversion	(5,534,743)	(59,421,969)
Shares issued upon conversion from other share class(es)	2,469,477	26,719,718
Shares purchased upon conversion into other share class(es)	(154,818)	(1,666,343)
Net increase (decrease) in shares outstanding	(3,220,084)	$(34,368,594)

PGIM Short-Term Corporate Bond Fund 49

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Year ended December 31, 2024:
Shares sold	39,631,866	$418,259,894
Shares issued in reinvestment of dividends and distributions	6,895,487	72,834,897
Shares purchased	(87,227,018)	(922,409,186)
Net increase (decrease) in shares outstanding before conversion	(40,699,665)	(431,314,395)
Shares issued upon conversion from other share class(es)	4,918,425	52,480,167
Shares purchased upon conversion into other share class(es)	(3,695,093)	(39,312,916)
Net increase (decrease) in shares outstanding	(39,476,333)	$(418,147,144)

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended December 31, 2025.

9. Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

PGIM Short-Term Corporate Bond Fund 51

Notes to Financial Statements (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war),geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund.These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Yankee Obligations Risk: Foreign markets, economies and political systems, particularly those in developing countries, may not be as stable as those in the US. In addition, Yankee Obligations may be less liquid than US debt obligations. Differences in foreign laws, accounting standards, public information, custody and settlement practices may result in less reliable information on foreign investments and involve more risk. Investments in emerging markets securities are subject to greater volatility and price declines.

10. Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11. Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of December 31, 2025.

PGIM Short-Term Corporate Bond Fund 53

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Short-Term Corporate Bond Fund, Inc. and Shareholders of PGIM Short-Term Corporate Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Short-Term Corporate Bond Fund (the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes , and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 18, 2026

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

- None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15	– Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	February 18, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer
(Principal Financial Officer)

Date:	February 18, 2026